Annual Report
December 31, 2024
Symetra Resource Variable Account B

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and the Contract Owners of Symetra Resource Variable Account B:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that compromise Symetra Resource Variable Account B (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two‑year period then ended, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for each of the years in the five‑year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations and changes in net assets for each of the years in the two‑year period then ended, and the financial highlights for each of the years in the five‑year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with fund companies or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 23, 2025

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Appendix

AB Discovery Value Portfolio - Class A

ALPS/Alerian Energy Infrastructure-Class I

American Funds IS Growth Fund

American Funds IS Growth-Income Fund

American Funds IS International Fund

American Funds IS New World Fund

BlackRock Capital Appreciation I

BlackRock Global Allocation I

BlackRock High Yield I

BNY Mellon Appreciation

BNY Mellon MidCap Stock

BNY Mellon Stock Index

BNY Mellon Sustainable U.S. Equity

BNY Mellon Technology Growth

Columbia Income Opportunities

Columbia VP Overseas Core Fund - Class 1

Columbia VP Select Mid Cap Growth Fund - Class 1

Dimensional VA Global Bond (Note 2)

Dimensional VA International Small Portfolio (Note 2)

Dimensional VA International Value Portfolio (Note 2)

Dimensional VA Short Term Fixed Portfolio (Note 2)

Dimensional VA U.S. Large Value Portfolio (Note 2)

Dimensional VA U.S. Targeted Value (Note 2)

DWS Alternative Asset Allocation VIP A

DWS CROCI International VIP - Class A

DWS Global Income Builder VIP A

Eaton Vance VT Floating-Rate Income Fund Advisor Class

Federated Hermes High Income Bond

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)

Federated Hermes Managed Volatility II

Fidelity Contrafund

Fidelity Energy

Fidelity Equity-Income

Fidelity Financials Portfolio – Initial Class

Fidelity Government Money Market Portfolio - Initial Class

Fidelity Government Money Market Portfolio - Service Class II

Fidelity Growth

Fidelity Growth & Income

Fidelity Growth Opportunities

Fidelity Investment Grade Bond

Fidelity Mid Cap I

Fidelity Real Estate

Fidelity Strategic Income

Franklin Income VIP Fund - Class 1

Franklin Income VIP Fund - Class 2

Franklin Mutual Global Discovery VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 1

Franklin Mutual Shares VIP Fund - Class 2

Franklin Rising Dividends VIP Fund - Class 1

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin Strategic Income VIP Fund - Class 1

Franklin U.S. Government Securities VIP Fund - Class 1

Franklin U.S. Government Securities VIP Fund - Class 2

Invesco American Franchise Fund I

Invesco EQV International Equity I

Invesco EQV International Equity II

Invesco Global Real Estate

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Janus Henderson Enterprise Portfolio (Note 1)

Janus Henderson Flexible Bond

Janus Henderson Mid Cap Value Portfolio

LVIP American Century Balanced Fund Standard Class II (Note 2)

LVIP American Century International Fund Standard Class II (Note 2)

LVIP American Century Mid Cap Value Fund Standard Class II (Note 2)

LVIP American Century Value Fund Standard Class II (Note 2)

LVIP JPMorgan Mid Cap Value Fund - Standard Class

LVIP JPMorgan U.S. Equity Fund - Standard Class

LVIP Macquarie SMID Cap Core (Note 2)

Macquarie VIP Emerging Market Series - Standard Class (Note 2)

Macquarie VIP Small Cap Value Series - Standard Class (Note 2)

Merger VL

MFS Growth Series (Note 1)

MFS New Discovery Series

MFS Utilities Series

MFS International Growth Portfolio

MFS International Intrinsic Value Portfolio

PIMCO All Asset Institutional Class

PIMCO CommodityRealReturn Strat. Institutional Class

PIMCO Dynamic Bond - Institutional Class (Note 1)

PIMCO Emerging Markets Bond Institutional Class

PIMCO Global Bond Opportunities (Unhedged) - Institutional Class

PIMCO Low Duration Institutional Class

PIMCO Real Return Institutional Class

PIMCO StocksPLUS Global Portfolio Institutional Class (Note 1)

PIMCO Total Return Institutional Class

Pioneer Bond VCT Class I

Pioneer Equity Income VCT Class II

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Pioneer Fund VCT Class I

Pioneer High Yield VCT Class II

Pioneer Mid Cap Value VCT Class I

Pioneer Select Mid Cap Growth VCT Class I

Pioneer Strategic Income VCT Class I

Pioneer Strategic Income VCT Class II

Royce Capital Micro-Cap (Note 1)

Royce Capital Small-Cap

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth

T. Rowe Price Equity Income Portfolio

T. Rowe Price Health Sciences Portfolio

T. Rowe Price International Stock Portfolio

Templeton Developing Markets VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 1

Templeton Growth VIP Fund - Class 2

TVST Touchstone Common Stock Fund

VanEck Global Resources Fund

Vanguard Balanced

Vanguard Capital Growth

Vanguard Equity Income

Vanguard Equity Index

Vanguard High Yield Bond

Vanguard International

Vanguard Mid-Cap Index

Vanguard Real Estate Index

Vanguard Short Term Investment Grade

Vanguard Small Company Growth

Vanguard Total Bond Market Index

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)
Vanguard Total Stock Market Index

Virtus Duff & Phelps Real Estate Securities Series I

Virtus KAR Small-Cap Growth Series I

VY JPMorgan Emerging Markets Equity Portfolio Initial

Note 1: The following sub-accounts had varying audited periods defined in the table below:

Sub-account	Statements of Assets and Liabilities	Statements of Operations and Changes in Net Assets	Financial Highlights
Janus Henderson Enterprise Portfolio	Not presented - no net assets at December 31, 2024	No difference	No difference
MFS Growth Series	Not presented - no net assets at December 31, 2024	Not presented – no operations or changes in net assets for the years ended December 31, 2024 and 2023	No difference
PIMCO Dynamic Bond - Institutional Class	Not presented - no net assets at December 31, 2024	No difference	No difference
PIMCO StocksPLUS Global Portfolio Institutional Class	Not presented - no net assets at December 31, 2024	No difference	No difference
Royce Capital Micro-Cap	Not presented - no net assets at December 31, 2024	Not presented – no operations or changes in net assets for the years ended December 31, 2024 and 2023	No difference

Note 2: See Note 1 of the financial statements for the former name of the sub-account

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2024

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
AB Discovery Value Portfolio - Class A	777	$12,223	$14,236	$—	$14,236	427
ALPS/Alerian Energy Infrastructure-Class I	58,422	557,255	834,852	—	834,852	42,895
American Funds IS Growth Fund	826	70,495	105,267	—	105,267	1,749
American Funds IS Growth-Income Fund	852	46,962	59,285	—	59,285	1,381
American Funds IS International Fund	838	15,750	14,948	—	14,948	923
American Funds IS New World Fund	438	11,124	11,700	—	11,700	659
BlackRock Capital Appreciation I	3,963	33,943	30,399	—	30,399	518
BlackRock Global Allocation I	3,973	64,430	65,481	—	65,481	3,250
BlackRock High Yield I	3,927	27,881	27,133	163.85	27,297	1,470
BNY Mellon Appreciation	1,570	56,866	57,306	—	57,306	1,375
BNY Mellon MidCap Stock	9,767	183,010	200,997	—	200,997	4,569
BNY Mellon Stock Index	2,083	120,429	166,619	—	166,619	2,488
BNY Mellon Sustainable U.S. Equity	1,904	73,049	105,701	—	105,701	3,489
BNY Mellon Technology Growth	424	9,041	14,931	—	14,931	545
Columbia Income Opportunities	13,733	108,379	87,205	—	87,205	5,084
Columbia VP Overseas Core Fund - Class 1	48	597	642	—	642	33
Columbia VP Select Mid Cap Growth Fund - Class 1	3,472	64,609	194,962	—	194,962	4,938
Dimensional VA Global Bond[1]	3,238	33,564	31,540	—	31,540	2,788
Dimensional VA International Small Portfolio[1]	2,278	23,207	26,398	—	26,398	1,144
Dimensional VA International Value Portfolio[1]	2,540	26,072	34,662	—	34,662	1,604
Dimensional VA Short Term Fixed Portfolio[1]	28,574	291,532	287,736	—	287,736	26,342
Dimensional VA U.S. Large Value Portfolio[1]	11,988	373,809	390,193	—	390,193	10,495
Dimensional VA U.S. Targeted Value[1]	11,738	274,142	264,925	—	264,925	6,624
DWS Alternative Asset Allocation VIP A	2,537	32,266	32,866	—	32,866	2,537
DWS CROCI International VIP - Class A	125,757	849,213	930,609	—	930,609	42,610
DWS Global Income Builder VIP A	88,398	2,014,733	2,090,596	—	2,090,596	43,583
Eaton Vance VT Floating-Rate Income Fund Advisor Class	604	5,328	5,196	—	5,196	367
Federated Hermes High Income Bond	14,786	86,638	83,983	—	83,983	2,302
Federated Hermes Managed Volatility II	1,635	15,737	16,662	—	16,662	455
Fidelity Contrafund	29,965	1,398,072	1,736,136	—	1,736,136	26,728
Fidelity Energy	4,907	85,769	123,604	—	123,604	7,006
Fidelity Equity-Income	6,290	141,745	167,261	—	167,261	3,492
Fidelity Financials Portfolio - Initial Class	35,208	449,308	664,391	—	664,391	14,473
Fidelity Government Money Market Portfolio - Initial Class	122,168	122,168	122,168	—	122,168	10,970
Fidelity Government Money Market Portfolio - Service Class II	156,638	156,638	156,638	—	156,638	14,934
Fidelity Growth	5,764	471,408	558,742	—	558,742	11,384
Fidelity Growth & Income	1,861	40,440	56,848	—	56,848	1,264
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2024

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Fidelity Growth Opportunities	2,741	$169,684	$227,498	$—	$227,498	3,004
Fidelity Investment Grade Bond	50	557	551	—	551	46
Fidelity Mid Cap I	31	999	1,139	—	1,139	33
Fidelity Real Estate	292	4,966	5,158	—	5,158	270
Fidelity Strategic Income	6,869	72,297	73,631	—	73,631	5,038
Franklin Income VIP Fund - Class 1	806	11,945	12,187	—	12,187	659
Franklin Income VIP Fund - Class 2	7,348	107,693	105,509	—	105,509	4,292
Franklin Mutual Global Discovery VIP Fund - Class 1	773	13,583	14,197	—	14,197	561
Franklin Mutual Shares VIP Fund - Class 1	13,897	241,128	234,020	—	234,020	9,116
Franklin Mutual Shares VIP Fund - Class 2	7,912	135,847	129,672	—	129,672	4,369
Franklin Rising Dividends VIP Fund - Class 1	10,400	296,667	307,006	—	307,006	7,866
Franklin Small-Mid Cap Growth VIP Fund - Class 2	5,893	84,996	87,157	—	87,157	2,950
Franklin Strategic Income VIP Fund - Class 1	22,604	242,140	211,356	—	211,356	15,956
Franklin U.S. Government Securities VIP Fund - Class 1	1,322	13,745	13,798	—	13,798	1,344
Franklin U.S. Government Securities VIP Fund - Class 2	3,638	43,033	37,031	—	37,031	2,421
Invesco American Franchise Fund I	2,478	147,096	197,102	—	197,102	4,679
Invesco EQV International Equity I	5,472	187,409	183,408	—	183,408	9,496
Invesco EQV International Equity II	1,417	48,542	46,612	—	46,612	2,521
Invesco Global Real Estate	4,746	76,330	63,557	—	63,557	1,834
Janus Henderson Flexible Bond	21,487	248,975	209,499	—	209,499	17,737
Janus Henderson Mid Cap Value Portfolio	211	3,212	3,930	—	3,930	137
LVIP American Century Balanced Fund Standard Class II1	15,670	119,879	131,674	—	131,674	4,383
LVIP American Century International Fund Standard Class II1	20,251	218,888	216,356	—	216,356	12,239
LVIP American Century Mid Cap Value Fund Standard Class II1	248	5,033	4,870	—	4,870	145
LVIP American Century Value Fund Standard Class II1	30,456	351,881	372,445	—	372,445	10,841
LVIP JPMorgan Mid Cap Value Fund - Standard Class	33,035	349,418	321,950	—	321,950	7,499
LVIP JPMorgan U.S. Equity Fund - Standard Class	1,332	40,139	59,247	—	59,247	1,284
LVIP Macquarie SMID Cap Core[1]	6,134	138,215	170,607	—	170,607	4,937
Macquarie VIP Emerging Markets Series - Standard Class[1]	8,987	226,356	202,656	—	202,656	12,472
Macquarie VIP Small Cap Value Series - Standard Class[1]	1,684	60,979	68,148	—	68,148	2,275
Merger VL	1,975	21,725	22,171	—	22,171	1,620
MFS International Growth Portfolio	162	2,239	2,561	—	2,561	104
MFS International Intrinsic Value Portfolio	11,320	344,142	337,237	—	337,237	11,960
MFS New Discovery Series	686	11,743	9,469	—	9,469	290
MFS Utilities Series	2,124	67,659	72,725	—	72,725	2,816
PIMCO All Asset Institutional Class	2,126	20,154	19,032	—	19,032	1,184
PIMCO CommodityRealReturn Strat. Institutional Class	3,333	22,896	18,066	—	18,066	2,134
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2024

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
PIMCO Emerging Markets Bond Institutional Class	2,071	$24,919	$22,035	$—	$22,035	1,611
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	137	1,378	1,265	—	1,265	128
PIMCO Low Duration Institutional Class	9,357	94,736	90,208	—	90,208	8,112
PIMCO Real Return Institutional Class	2,800	35,708	32,229	—	32,229	2,870
PIMCO Total Return Institutional Class	18,306	172,405	165,480	—	165,480	14,072
Pioneer Bond VCT Class I	98,719	1,067,462	924,007	—	924,007	21,274
Pioneer Equity Income VCT Class II	3,565	53,369	47,493	—	47,493	1,338
Pioneer Fund VCT Class I	1,633,699	23,504,167	30,354,132	—	30,354,132	116,171
Pioneer High Yield VCT Class II	2,188	19,353	18,384	—	18,384	892
Pioneer Mid Cap Value VCT Class I	170,351	2,152,960	1,948,815	—	1,948,815	28,184
Pioneer Select Mid Cap Growth VCT Class I	506,300	12,779,712	13,816,937	—	13,816,937	74,088
Pioneer Strategic Income VCT Class I	7,503	73,199	66,406	—	66,406	4,888
Pioneer Strategic Income VCT Class II	5,402	53,444	47,698	—	47,698	2,738
Royce Capital Small-Cap	4,127	33,040	38,872	—	38,872	1,573
T. Rowe Price All-Cap Opportunities Portfolio	23,276	777,489	892,378	—	892,378	13,299
T. Rowe Price Blue Chip Growth	13,647	553,658	820,064	—	820,064	13,732
T. Rowe Price Equity Income Portfolio	14,329	386,145	407,373	—	407,373	12,871
T. Rowe Price Health Sciences Portfolio	12,873	624,193	659,902	—	659,902	14,518
T. Rowe Price International Stock Portfolio	18879	289,488	282,421	—	282,421	14,204
Templeton Developing Markets VIP Fund - Class 2	3445	26,969	29,105	—	29,105	1,076
Templeton Global Bond VIP Fund - Class 1	1,771	21,844	21,358	—	21,358	2,384
Templeton Growth VIP Fund - Class 2	3,709	43,599	46,281	—	46,281	2,123
TVST Touchstone Common Stock Fund	7,655	80,298	97,672	—	97,672	2,073
VanEck Global Resources Fund	9,879	250,865	248,742	—	248,742	24,483
Vanguard Balanced	20,791	484,308	515,001	—	515,001	17,650
Vanguard Capital Growth	1,564	65,288	79,723	—	79,723	1,476
Vanguard Equity Income	155,986	3,479,515	3,908,991	—	3,908,991	105,424
Vanguard Equity Index	4,397	222,437	317,152	—	317,152	6,286
Vanguard High Yield Bond	24,213	166,978	179,182	—	179,182	10,483
Vanguard International	2,129	55,933	54,494	—	54,494	1,936
Vanguard Mid-Cap Index	3,663	73,665	98,328	—	98,328	2,567
Vanguard Real Estate Index	31,258	379,024	366,960	—	366,960	17,369
Vanguard Short Term Investment Grade	19,122	194,783	199,249	—	199,249	16,345
Vanguard Small Company Growth	1,102	19,452	21,510	—	21,510	607
Vanguard Total Bond Market Index	44,332	485,350	463,709	—	463,709	42,012
Vanguard Total Stock Market Index	4,299	191,220	241,425	—	241,425	5,014
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2024

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Virtus Duff & Phelps Real Estate Securities Series I	179	$3,614	$3,732	$—	$3,732	181
Virtus KAR Small-Cap Growth Series I	1,506	39,288	40,734	—	40,734	823
VY JPMorgan Emerging Markets Equity Portfolio Initial	1,442	22,566	18,321	—	18,321	583

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
AB Discovery Value Portfolio - Class A	$13,017	$120	$(82)	$38	$9	$684	$488	$1,181	$1,219	$—	$—	$—	$1,219	$14,236
ALPS/Alerian Energy Infrastructure-Class I	595,543	32,138	(4,289)	27,849	1,501	23,510	186,449	211,460	239,309	—	—	—	239,309	834,852
American Funds IS Growth Fund	100,875	600	(648)	(48)	10,211	2,474	16,582	29,267	29,219	3,564	(28,391)	(24,827)	4,392	105,267
American Funds IS Growth-Income Fund	50,312	747	(337)	410	503	2,440	8,345	11,288	11,698	—	(2,725)	(2,725)	8,973	59,285
American Funds IS International Fund	14,545	223	(94)	129	—	—	274	274	403	—	—	—	403	14,948
American Funds IS New World Fund	11,017	192	(71)	121	10	53	499	562	683	—	—	—	683	11,700
BlackRock Capital Appreciation I	23,120	—	(165)	(165)	4	10,236	(2,796)	7,444	7,279	—	—	—	7,279	30,399
BlackRock Global Allocation I	88,128	897	(545)	352	(2,083)	4,300	5,434	7,651	8,003	—	(30,650)	(30,650)	(22,647)	65,481
BlackRock High Yield I	42,624	2,186	(192)	1,994	(928)	—	1,199	271	2,265	2,546	(20,138)	(17,592)	(15,327)	27,297
BNY Mellon Appreciation	52,428	238	(707)	(469)	(125)	3,976	2,562	6,413	5,944	875	(1,941)	(1,066)	4,878	57,306
BNY Mellon MidCap Stock	194,640	1,665	(2,521)	(856)	323	2,847	18,873	22,043	21,187	1,629	(16,459)	(14,830)	6,357	200,997
BNY Mellon Stock Index	163,848	1,434	(1,986)	(552)	7,285	9,617	15,452	32,354	31,802	706	(29,737)	(29,031)	2,771	166,619
BNY Mellon Sustainable U.S. Equity	85,908	520	(1,247)	(727)	325	619	19,836	20,780	20,053	—	(260)	(260)	19,793	105,701
BNY Mellon Technology Growth	12,024	—	(174)	(174)	73	—	3,008	3,081	2,907	—	—	—	2,907	14,931
Columbia Income Opportunities	82,844	4,790	(515)	4,275	(288)	—	374	86	4,361	—	—	—	4,361	87,205
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Columbia VP Overseas Core Fund - Class 1	$844	$38	$(4)	$34	$14	$—	$(18)	$(4)	$30	$3,055	$(3,287)	$(232)	$(202)	$642
Columbia VP Select Mid Cap Growth Fund - Class 1	158,593	—	(1,063)	(1,063)	748	—	36,684	37,432	36,369	—	—	—	36,369	194,962
Dimensional VA Global Bond[1]	32,860	1,515	(192)	1,323	(365)	—	520	155	1,478	14,775	(17,573)	(2,798)	(1,320)	31,540
Dimensional VA International Small Portfolio[1]	25,508	921	(161)	760	23	720	(688)	55	815	7,880	(7,805)	75	890	26,398
Dimensional VA International Value Portfolio[1]	33,535	1,394	(212)	1,182	472	720	(379)	813	1,995	14,775	(15,643)	(868)	1,127	34,662
Dimensional VA Short Term Fixed Portfolio[1]	298,759	13,897	(1,756)	12,141	9	—	1,601	1,610	13,751	—	(24,774)	(24,774)	(11,023)	287,736
Dimensional VA U.S. Large Value Portfolio[1]	346,834	7,947	(2,299)	5,648	425	40,042	(2,091)	38,376	44,024	7,980	(8,645)	(665)	43,359	390,193
Dimensional VA U.S. Targeted Value[1]	246,791	3,654	(1,538)	2,116	(46)	17,801	(1,423)	16,332	18,448	4,925	(5,239)	(314)	18,134	264,925
DWS Alternative Asset Allocation VIP A	40,643	1,425	(231)	1,194	122	22	597	741	1,935	—	(9,712)	(9,712)	(7,777)	32,866
DWS CROCI International VIP - Class A	1,029,488	33,738	(12,662)	21,076	(14,820)	—	8,091	(6,729)	14,347	2,520	(115,746)	(113,226)	(98,879)	930,609
DWS Global Income Builder VIP A	2,014,443	72,625	(26,356)	46,269	(3,394)	—	112,129	108,735	155,004	6,713	(85,564)	(78,851)	76,153	2,090,596
Eaton Vance VT Floating-Rate Income Fund Advisor Class	4,710	405	(30)	375	(1)	—	(27)	(28)	347	4,925	(4,786)	139	486	5,196
Federated Hermes High Income Bond	71,227	3,842	(961)	2,881	(1,698)	—	2,503	805	3,686	20,074	(11,004)	9,070	12,756	83,983
Federated Hermes Managed Volatility II	15,122	352	(204)	148	(55)	—	2,024	1,969	2,117	596	(1,173)	(577)	1,540	16,662
Fidelity Contrafund	1,452,919	3,089	(15,022)	(11,933)	101,562	195,574	174,749	471,885	459,952	82,595	(259,330)	(176,735)	283,217	1,736,136
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Fidelity Energy	$119,229	$2,947	$(781)	$2,166	$181	$—	$2,028	$2,209	$4,375	$—	$—	$—	$4,375	$123,604
Fidelity Equity-Income	148,861	2,960	(2,062)	898	1,924	9,628	8,317	19,869	20,767	1,042	(3,409)	(2,367)	18,400	167,261
Fidelity Financials Portfolio - Initial Class	503,596	10,309	(3,487)	6,822	1,047	21,913	131,013	153,973	160,795	—	—	—	160,795	664,391
Fidelity Government Money Market Portfolio - Initial Class	116,940	5,952	(724)	5,228	—	—	—	—	5,228	—	—	—	5,228	122,168
Fidelity Government Money Market Portfolio - Service Class II	203,623	8,143	(2,161)	5,982	—	—	—	—	5,982	559	(53,526)	(52,967)	(46,985)	156,638
Fidelity Growth	441,408	5	(6,621)	(6,616)	7,360	116,824	9,490	133,674	127,058	256	(9,980)	(9,724)	117,334	558,742
Fidelity Growth & Income	50,054	798	(697)	101	1,411	3,627	5,107	10,145	10,246	77	(3,529)	(3,452)	6,794	56,848
Fidelity Growth Opportunities	286,842	—	(3,339)	(3,339)	81,528	—	11,912	93,440	90,101	424	(149,869)	(149,445)	(59,344)	227,498
Fidelity Investment Grade Bond	680	20	(4)	16	—	—	(13)	(13)	3	2,546	(2,678)	(132)	(129)	551
Fidelity Mid Cap I	1,422	6	(8)	(2)	133	149	(66)	216	214	5,092	(5,589)	(497)	(283)	1,139
Fidelity Real Estate	5,141	209	(31)	178	9	—	82	91	269	2,546	(2,798)	(252)	17	5,158
Fidelity Strategic Income	69,834	2,678	(435)	2,243	(26)	—	1,580	1,554	3,797	—	—	—	3,797	73,631
Franklin Income VIP Fund - Class 1	1,404	654	(56)	598	30	51	235	316	914	11,392	(1,523)	9,869	10,783	12,187
Franklin Income VIP Fund - Class 2	120,111	5,511	(1,338)	4,173	(693)	451	1,984	1,742	5,915	1,245	(21,762)	(20,517)	(14,602)	105,509
Franklin Mutual Global Discovery VIP Fund - Class 1	13,319	275	(85)	190	4	1,007	(604)	407	597	55,376	(55,095)	281	878	14,197
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Franklin Mutual Shares VIP Fund - Class 1	$211,164	$5,009	$(1,375)	$3,634	$(67)	$4,628	$14,661	$19,222	$22,856	$—	$—	$—	$22,856	$234,020
Franklin Mutual Shares VIP Fund - Class 2	123,128	2,541	(1,600)	941	(1,154)	2,643	9,285	10,774	11,715	1,245	(6,416)	(5,171)	6,544	129,672
Franklin Rising Dividends VIP Fund - Class 1	291,987	3,660	(1,862)	1,798	(117)	14,167	14,243	28,293	30,091	4,073	(19,145)	(15,072)	15,019	307,006
Franklin Small-Mid Cap Growth VIP Fund - Class 2	88,546	—	(1,102)	(1,102)	(1,815)	—	11,183	9,368	8,266	834	(10,489)	(9,655)	(1,389)	87,157
Franklin Strategic Income VIP Fund - Class 1	213,287	9,375	(1,261)	8,114	(2,897)	—	2,283	(614)	7,500	4,224	(13,655)	(9,431)	(1,931)	211,356
Franklin U.S. Government Securities VIP Fund - Class 1	11,993	425	(78)	347	7	—	(215)	(208)	139	52,321	(50,655)	1,666	1,805	13,798
Franklin U.S. Government Securities VIP Fund - Class 2	39,128	1,186	(485)	701	(545)	—	(87)	(632)	69	—	(2,166)	(2,166)	(2,097)	37,031
Invesco American Franchise Fund I	151,414	—	(2,240)	(2,240)	1,452	—	50,598	52,050	49,810	—	(4,122)	(4,122)	45,688	197,102
Invesco EQV International Equity I	183,389	3,351	(1,144)	2,207	(2)	996	(3,182)	(2,188)	19	—	—	—	19	183,408
Invesco EQV International Equity II	48,369	776	(627)	149	28	269	(878)	(581)	(432)	578	(1,903)	(1,325)	(1,757)	46,612
Invesco Global Real Estate	68,700	1,723	(853)	870	(676)	—	(1,982)	(2,658)	(1,788)	899	(4,254)	(3,355)	(5,143)	63,557
Janus Henderson Enterprise Portfolio[1]	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Janus Henderson Flexible Bond	208,383	10,284	(1,260)	9,024	(613)	—	(5,658)	(6,271)	2,753	1,648	(3,285)	(1,637)	1,116	209,499
Janus Henderson Mid Cap Value Portfolio	3,496	38	(23)	15	7	192	220	419	434	—	—	—	434	3,930
LVIP American Century Balanced Fund Standard Class II1	122,648	2,642	(1,614)	1,028	1,119	—	10,701	11,820	12,848	1,795	(5,617)	(3,822)	9,026	131,674
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
LVIP American Century International Fund Standard Class II1	$217,840	$3,656	$(2,854)	$802	$561	$—	$1,636	$2,197	$2,999	$1,914	$(6,397)	$(4,483)	$(1,484)	$216,356
LVIP American Century Mid Cap Value Fund Standard Class II1	4,506	122	(28)	94	(4)	222	52	270	364	—	—	—	364	4,870
LVIP American Century Value Fund Standard Class II1	353,096	10,762	(2,555)	8,207	3,065	20,466	(1,864)	21,667	29,874	—	(10,525)	(10,525)	19,349	372,445
LVIP JPMorgan Mid Cap Value Fund - Standard Class	286,989	3,933	(2,822)	1,111	(370)	48,901	(11,741)	36,790	37,901	578	(3,518)	(2,940)	34,961	321,950
LVIP JPMorgan U.S. Equity Fund - Standard Class	50,484	293	(715)	(422)	1,502	2,504	7,705	11,711	11,289	—	(2,526)	(2,526)	8,763	59,247
LVIP Macquarie SMID Cap Core[1]	149,604	1,004	(972)	32	190	7,625	13,156	20,971	21,003	—	—	—	21,003	170,607
Macquarie VIP Emerging Markets Series - Standard Class[1]	194,011	5,436	(1,268)	4,168	(238)	—	4,715	4,477	8,645	—	—	—	8,645	202,656
Macquarie VIP Small Cap Value Series - Standard Class[1]	61,868	872	(396)	476	4	2,407	3,689	6,100	6,576	3,564	(3,860)	(296)	6,280	68,148
Merger VL	27,996	386	(155)	231	298	255	(92)	461	692	—	(6,517)	(6,517)	(5,825)	22,171
MFS International Growth Portfolio	2,364	25	(15)	10	(1)	8	180	187	197	—	—	—	197	2,561
MFS International Intrinsic Value Portfolio	316,600	4,640	(2,056)	2,584	(410)	14,962	3,770	18,322	20,906	3,055	(3,324)	(269)	20,637	337,237
MFS New Discovery Series	8,926	—	(56)	(56)	(39)	—	638	599	543	—	—	—	543	9,469
MFS Utilities Series	69,772	1,739	(452)	1,287	1,718	2,146	3,217	7,081	8,368	58,017	(63,432)	(5,415)	2,953	72,725
PIMCO All Asset Institutional Class	17,484	1,221	(113)	1,108	(6)	—	(495)	(501)	607	16,745	(15,804)	941	1,548	19,032
PIMCO CommodityRealReturn Strat. Institutional Class	17,420	427	(108)	319	(40)	—	367	327	646	—	—	—	646	18,066
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
PIMCO Dynamic Bond - Institutional Class[1]	$7,995	$21	$2	$23	$(1,007)	$—	$980	$(27)	$(4)	$—	$(7,991)	$(7,991)	$(7,995)	$—
PIMCO Emerging Markets Bond Institutional Class	20,106	1,390	(128)	1,262	(54)	—	234	180	1,442	31,085	(30,598)	487	1,929	22,035
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	1,277	47	(7)	40	—	—	(52)	(52)	(12)	—	—	—	(12)	1,265
PIMCO Low Duration Institutional Class	86,721	3,650	(534)	3,116	(29)	—	400	371	3,487	—	—	—	3,487	90,208
PIMCO Real Return Institutional Class	31,699	886	(195)	691	(16)	—	(145)	(161)	530	—	—	—	530	32,229
PIMCO StocksPLUS Global Portfolio Institutional Class[1]	—	—	—	—	—	—	—	—	—	—	—	—	—	—
PIMCO Total Return Institutional Class	169,801	6,886	(996)	5,890	(1,709)	—	(899)	(2,608)	3,282	2,546	(10,149)	(7,603)	(4,321)	165,480
Pioneer Bond VCT Class I	975,136	42,699	(11,969)	30,730	(14,951)	—	2,021	(12,930)	17,800	11,225	(80,154)	(68,929)	(51,129)	924,007
Pioneer Equity Income VCT Class II	43,916	882	(564)	318	(3,167)	8,326	(1,434)	3,725	4,043	3,056	(3,522)	(466)	3,577	47,493
Pioneer Fund VCT Class I	27,746,712	220,414	(388,046)	(167,632)	353,143	1,515,213	4,102,797	5,971,153	5,803,521	66,521	(3,262,622)	(3,196,101)	2,607,420	30,354,132
Pioneer High Yield VCT Class II	15,708	952	(216)	736	(31)	—	491	460	1,196	1,480	—	1,480	2,676	18,384
Pioneer Mid Cap Value VCT Class I	1,971,681	38,085	(25,214)	12,871	(164,789)	116,896	223,897	176,004	188,875	3,032	(214,773)	(211,741)	(22,866)	1,948,815
Pioneer Select Mid Cap Growth VCT Class I	12,383,338	—	(168,464)	(168,464)	59,514	—	2,798,234	2,857,748	2,689,284	18,823	(1,274,508)	(1,255,685)	1,433,599	13,816,937
Pioneer Strategic Income VCT Class I	72,220	2,821	(398)	2,423	(1,346)	—	1,167	(179)	2,244	—	(8,058)	(8,058)	(5,814)	66,406
Pioneer Strategic Income VCT Class II	45,842	1,883	(586)	1,297	(287)	—	196	(91)	1,206	1,681	(1,031)	650	1,856	47,698
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Royce Capital Small-Cap	$37,208	$469	$(229)	$240	$67	$1,584	$(822)	$829	$1,069	$78,481	$(77,886)	$595	$1,664	$38,872
T. Rowe Price All-Cap Opportunities Portfolio	720,391	630	(5,048)	(4,418)	3,515	97,364	79,105	179,984	175,566	—	(3,579)	(3,579)	171,987	892,378
T. Rowe Price Blue Chip Growth	618,858	—	(4,483)	(4,483)	8,180	33,018	177,574	218,772	214,289	—	(13,083)	(13,083)	201,206	820,064
T. Rowe Price Equity Income Portfolio	368,583	7,351	(2,419)	4,932	109	26,483	9,085	35,677	40,609	—	(1,819)	(1,819)	38,790	407,373
T. Rowe Price Health Sciences Portfolio	655,175	—	(4,247)	(4,247)	2,013	58,043	(48,867)	11,189	6,942	52,321	(54,536)	(2,215)	4,727	659,902
T. Rowe Price International Stock Portfolio	276,439	2,741	(1,745)	996	22	7,094	(819)	6,297	7,293	—	(1,311)	(1,311)	5,982	282,421
Templeton Developing Markets VIP Fund - Class 2	26,648	1,155	(365)	790	304	222	386	912	1,702	1,535	(780)	755	2,457	29,105
Templeton Global Bond VIP Fund - Class 1	24,307	—	(139)	(139)	3	—	(2,690)	(2,687)	(2,826)	2,546	(2,669)	(123)	(2,949)	21,358
Templeton Growth VIP Fund - Class 2	45,189	456	(600)	(144)	(572)	156	2,385	1,969	1,825	1,989	(2,722)	(733)	1,092	46,281
TVST Touchstone Common Stock Fund	80,889	603	(547)	56	102	6,637	9,988	16,727	16,783	—	—	—	16,783	97,672
VanEck Global Resources Fund	257,543	6,848	(1,588)	5,260	309	—	(14,370)	(14,061)	(8,801)	—	—	—	(8,801)	248,742
Vanguard Balanced	448,929	10,975	(2,948)	8,027	(143)	23,736	32,178	55,771	63,798	9,769	(7,495)	2,274	66,072	515,001
Vanguard Capital Growth	72,086	872	(476)	396	770	1,594	6,373	8,737	9,133	—	(1,496)	(1,496)	7,637	79,723
Vanguard Equity Income	3,442,721	106,093	(22,576)	83,517	5,198	223,650	183,026	411,874	495,391	4,197	(33,318)	(29,121)	466,270	3,908,991
Vanguard Equity Index	257,173	3,734	(1,768)	1,966	921	10,675	48,198	59,794	61,760	78,481	(80,262)	(1,781)	59,979	317,152
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Vanguard High Yield Bond	$169,976	$9,705	$(1,054)	$8,651	$102	$—	$1,096	$1,198	$9,849	$—	$(643)	$(643)	$9,206	$179,182
Vanguard International	50,637	646	(327)	319	(47)	1,710	2,243	3,906	4,225	—	(368)	(368)	3,857	54,494
Vanguard Mid-Cap Index	85,965	1,275	(562)	713	105	1,062	10,483	11,650	12,363	—	—	—	12,363	98,328
Vanguard Real Estate Index	354,155	11,186	(2,170)	9,016	(241)	9,437	(3,730)	5,466	14,482	1,226	(2,903)	(1,677)	12,805	366,960
Vanguard Short Term Investment Grade	70,529	2,609	(507)	2,102	470	—	888	1,358	3,460	185,026	(59,766)	125,260	128,720	199,249
Vanguard Small Company Growth	19,430	109	(124)	(15)	(16)	—	2,111	2,095	2,080	—	—	—	2,080	21,510
Vanguard Total Bond Market Index	460,521	12,836	(2,794)	10,042	(564)	—	(6,541)	(7,105)	2,937	9,850	(9,599)	251	3,188	463,709
Vanguard Total Stock Market Index	272,996	3,757	(1,791)	1,966	13,789	20,597	27,378	61,764	63,730	14,775	(110,076)	(95,301)	(31,571)	241,425
Virtus Duff & Phelps Real Estate Securities Series I	3,378	83	(21)	62	(1)	40	253	292	354	—	—	—	354	3,732
Virtus KAR Small-Cap Growth Series I	37,256	—	(233)	(233)	(4)	3,106	609	3,711	3,478	—	—	—	3,478	40,734
VY JPMorgan Emerging Markets Equity Portfolio Initial	19,375	209	(249)	(40)	(532)	—	796	264	224	—	(1,278)	(1,278)	(1,054)	18,321
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
AB Discovery Value Portfolio - Class A	$11,175	$126	$(70)	$56	$1	$992	$793	$1,786	$1,842	$—	$—	$—	$1,842	$13,017
ALPS/Alerian Energy Infrastructure-Class I	528,170	19,910	(3,320)	16,590	1,696	6,261	47,031	54,988	71,578	4,218	(8,423)	(4,205)	67,373	595,543
American Century Balanced[1]	107,999	2,225	(1,429)	796	299	—	15,014	15,313	16,109	1,482	(2,942)	(1,460)	14,649	122,648
American Century International[1]	202,066	2,945	(2,671)	274	(125)	—	22,222	22,097	22,371	2,017	(8,614)	(6,597)	15,774	217,840
American Century Mid Cap Value[1]	14,235	332	(84)	248	(1,653)	1,573	530	450	698	—	(10,427)	(10,427)	(9,729)	4,506
American Century Value[1]	338,086	7,995	(2,405)	5,590	4,446	26,512	(9,276)	21,682	27,272	12,240	(24,502)	(12,262)	15,010	353,096
American Funds IS Growth Fund	84,475	615	(597)	18	4,638	5,567	21,827	32,032	32,050	3,593	(19,243)	(15,650)	16,400	100,875
American Funds IS Growth-Income Fund	43,341	733	(275)	458	(59)	2,392	7,823	10,156	10,614	—	(3,643)	(3,643)	6,971	50,312
American Funds IS International Fund	12,601	216	(82)	134	(10)	—	1,820	1,810	1,944	—	—	—	1,944	14,545
American Funds IS New World Fund	9,535	177	(62)	115	3	—	1,364	1,367	1,482	—	—	—	1,482	11,017
BlackRock Capital Appreciation I	20,794	—	(143)	(143)	(986)	1,149	9,303	9,466	9,323	—	(6,997)	(6,997)	2,326	23,120
BlackRock Global Allocation I	47,939	1,878	(499)	1,379	(1,372)	—	8,012	6,640	8,019	41,965	(9,795)	32,170	40,189	88,128
BlackRock High Yield I	46,394	3,152	(288)	2,864	(646)	—	3,368	2,722	5,586	6,285	(15,641)	(9,356)	(3,770)	42,624
BNY Mellon Appreciation	44,571	346	(602)	(256)	(333)	4,046	5,153	8,866	8,610	928	(1,681)	(753)	7,857	52,428
BNY Mellon MidCap Stock	171,912	1,410	(2,245)	(835)	(135)	5,671	23,823	29,359	28,524	1,714	(7,510)	(5,796)	22,728	194,640
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
BNY Mellon Stock Index	$159,592	$1,837	$(1,950)	$(113)	$9,588	$6,403	$18,364	$34,355	$34,242	$27,136	$(57,122)	$(29,986)	$4,256	$163,848
BNY Mellon Sustainable U.S. Equity	70,420	558	(965)	(407)	12	8,961	7,121	16,094	15,687	—	(199)	(199)	15,488	85,908
BNY Mellon Technology Growth	7,638	—	(123)	(123)	21	—	4,488	4,509	4,386	—	—	—	4,386	12,024
Columbia Income Opportunities	74,705	4,036	(465)	3,571	(290)	—	4,858	4,568	8,139	—	—	—	8,139	82,844
Columbia VP Overseas Core Fund - Class 1	798	15	(4)	11	(6)	—	105	99	110	3,080	(3,144)	(64)	46	844
Columbia VP Select Mid Cap Growth Fund - Class 1	127,389	—	(856)	(856)	543	—	31,517	32,060	31,204	—	—	—	31,204	158,593
Delaware VIP Emerging Markets[1]	174,590	2,910	(1,101)	1,809	(1,446)	—	22,388	20,942	22,751	3,317	(6,647)	(3,330)	19,421	194,011
Delaware VIP Small Cap Value[1]	56,826	539	(341)	198	(30)	2,382	2,451	4,803	5,001	3,593	(3,552)	41	5,042	61,868
DFA VA Global Bond[1]	35,656	1,284	(212)	1,072	(348)	—	811	463	1,535	16,717	(21,048)	(4,331)	(2,796)	32,860
DFA VA International Small Portfolio[1]	22,228	758	(142)	616	10	—	2,390	2,400	3,016	6,899	(6,635)	264	3,280	25,508
DFA VA International Value Portfolio[1]	29,000	1,519	(187)	1,332	209	303	3,073	3,585	4,917	12,935	(13,317)	(382)	4,535	33,535
DFA VA Short Term Fixed Portfolio[1]	290,038	11,428	(1,770)	9,658	(77)	—	3,049	2,972	12,630	747	(4,656)	(3,909)	8,721	298,759
DFA VA U.S. Large Value Portfolio[1]	314,434	7,443	(1,922)	5,521	44	4,536	22,179	26,759	32,280	7,391	(7,271)	120	32,400	346,834
DFA VA U.S. Targeted Value[1]	210,556	3,510	(1,316)	2,194	(494)	15,617	22,842	37,965	40,159	8,344	(12,268)	(3,924)	36,235	246,791
DWS Alternative Asset Allocation VIP A	45,307	3,102	(275)	2,827	(38)	414	(708)	(332)	2,495	—	(7,159)	(7,159)	(4,664)	40,643
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
DWS CROCI International VIP - Class A	$976,823	$33,844	$(12,543)	$21,301	$(32,100)	$—	$172,453	$140,353	$161,654	$5,329	$(114,318)	$(108,989)	$52,665	$1,029,488
DWS Global Income Builder VIP A	1,916,768	62,096	(24,283)	37,813	(26,361)	—	235,318	208,957	246,770	5,831	(154,926)	(149,095)	97,675	2,014,443
Eaton Vance VT Floating-Rate Income Fund Advisor Class	4,542	382	(27)	355	(24)	—	134	110	465	4,312	(4,609)	(297)	168	4,710
Federated Hermes High Income Bond	69,605	4,113	(867)	3,246	(1,353)	—	5,597	4,244	7,490	490	(6,358)	(5,868)	1,622	71,227
Federated Hermes Managed Volatility II	14,744	273	(183)	90	(235)	—	1,191	956	1,046	467	(1,135)	(668)	378	15,122
Fidelity Contrafund	1,197,538	6,614	(12,354)	(5,740)	40,946	47,885	294,073	382,904	377,164	94,458	(216,241)	(121,783)	255,381	1,452,919
Fidelity Energy	118,775	3,194	(710)	2,484	129	—	(2,159)	(2,030)	454	—	—	—	454	119,229
Fidelity Equity-Income	138,222	2,764	(1,756)	1,008	1,285	4,149	6,357	11,791	12,799	814	(2,974)	(2,160)	10,639	148,861
Fidelity Financials Portfolio - Initial Class	441,570	12,176	(2,640)	9,536	334	19,593	32,563	52,490	62,026	—	—	—	62,026	503,596
Fidelity Government Money Market Portfolio - Initial Class	144,300	6,006	(758)	5,248	—	—	—	—	5,248	86,351	(118,959)	(32,608)	(27,360)	116,940
Fidelity Government Money Market Portfolio - Service Class II	200,838	9,217	(2,534)	6,683	—	—	—	—	6,683	—	(3,898)	(3,898)	2,785	203,623
Fidelity Growth	333,812	511	(4,840)	(4,329)	2,539	18,335	98,332	119,206	114,877	267	(7,548)	(7,281)	107,596	441,408
Fidelity Growth & Income	46,825	787	(603)	184	837	1,784	4,900	7,521	7,705	80	(4,556)	(4,476)	3,229	50,054
Fidelity Growth Opportunities	207,940	—	(3,123)	(3,123)	6,379	—	86,492	92,871	89,748	870	(11,716)	(10,846)	78,902	286,842
Fidelity Investment Grade Bond	7,676	17	(15)	2	183	—	146	329	331	2,566	(9,893)	(7,327)	(6,996)	680
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
Fidelity Mid Cap I	$1,240	$8	$(7)	$1	$2	$37	$139	$178	$179	$5,133	$(5,130)	$3	$182	$1,422
Fidelity Real Estate	4,559	117	(28)	89	—	194	211	405	494	2,566	(2,478)	88	582	5,141
Fidelity Strategic Income	64,210	3,027	(396)	2,631	(42)	—	3,035	2,993	5,624	—	—	—	5,624	69,834
Franklin Income VIP Fund - Class 1	3,535	125	(14)	111	(158)	144	62	48	159	—	(2,290)	(2,290)	(2,131)	1,404
Franklin Income VIP Fund - Class 2	132,587	6,068	(1,512)	4,556	(1,799)	7,356	(1,299)	4,258	8,814	17,757	(39,047)	(21,290)	(12,476)	120,111
Franklin Mutual Global Discovery VIP Fund - Class 1	11,688	325	(73)	252	(52)	638	1,410	1,996	2,248	48,611	(49,228)	(617)	1,631	13,319
Franklin Mutual Shares VIP Fund - Class 1	186,788	4,162	(1,163)	2,999	(141)	16,688	4,830	21,377	24,376	—	—	—	24,376	211,164
Franklin Mutual Shares VIP Fund - Class 2	113,493	2,174	(1,435)	739	363	10,006	2,214	12,583	13,322	3,951	(7,638)	(3,687)	9,635	123,128
Franklin Rising Dividends VIP Fund - Class 1	277,306	3,211	(1,727)	1,484	(1,486)	29,100	3,006	30,620	32,104	11,208	(28,631)	(17,423)	14,681	291,987
Franklin Small-Mid Cap Growth VIP Fund - Class 2	89,333	—	(1,107)	(1,107)	(8,804)	—	29,835	21,031	19,924	877	(21,588)	(20,711)	(787)	88,546
Franklin Strategic Income VIP Fund - Class 1	200,156	9,549	(1,223)	8,326	(955)	—	7,998	7,043	15,369	4,827	(7,065)	(2,238)	13,131	213,287
Franklin U.S. Government Securities VIP Fund - Class 1	17,357	318	(78)	240	254	—	184	438	678	45,532	(51,574)	(6,042)	(5,364)	11,993
Franklin U.S. Government Securities VIP Fund - Class 2	38,756	1,047	(482)	565	(293)	—	936	643	1,208	—	(836)	(836)	372	39,128
Invesco American Franchise Fund I	111,346	—	(1,650)	(1,650)	138	2,997	41,623	44,758	43,108	—	(3,040)	(3,040)	40,068	151,414
Invesco EQV International Equity I	162,162	353	(1,053)	(700)	(761)	132	29,187	28,558	27,858	6,653	(13,284)	(6,631)	21,227	183,389
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
Invesco EQV International Equity II	$43,833	$—	$(587)	$(587)	$(85)	$36	$7,760	$7,711	$7,124	$609	$(3,197)	$(2,588)	$4,536	$48,369
Invesco Global Real Estate	67,468	1,023	(828)	195	(1,482)	—	6,169	4,687	4,882	3,641	(7,291)	(3,650)	1,232	68,700
Janus Henderson Enterprise Portfolio[1]	14,608	—	(75)	(75)	(1,455)	1,078	1,735	1,358	1,283	7,354	(23,245)	(15,891)	(14,608)	—
Janus Henderson Flexible Bond	200,927	8,638	(1,207)	7,431	(648)	—	2,977	2,329	9,760	2,293	(4,597)	(2,304)	7,456	208,383
Janus Henderson Mid Cap Value Portfolio	3,155	37	(19)	18	4	88	231	323	341	—	—	—	341	3,496
LVIP Delaware SMID Cap Core[1]	129,239	1,557	(813)	744	81	6,987	12,553	19,621	20,365	—	—	—	20,365	149,604
LVIP JPMorgan Mid Cap Value Fund - Standard Class	277,729	8,899	(2,507)	6,392	(2,356)	24,441	(1,469)	20,616	27,008	5,720	(23,468)	(17,748)	9,260	286,989
LVIP JPMorgan U.S. Equity Fund - Standard Class	41,981	724	(578)	146	1,183	2,159	7,067	10,409	10,555	—	(2,052)	(2,052)	8,503	50,484
Merger VL	31,762	564	(190)	374	222	2,206	(1,625)	803	1,177	—	(4,943)	(4,943)	(3,766)	27,996
MFS International Growth Portfolio	7,470	88	(38)	50	(517)	252	892	627	677	—	(5,783)	(5,783)	(5,106)	2,364
MFS International Intrinsic Value Portfolio	285,667	2,256	(1,864)	392	(5,353)	23,447	29,440	47,534	47,926	11,447	(28,440)	(16,993)	30,933	316,600
MFS New Discovery Series	12,285	—	(70)	(70)	(2,737)	—	4,147	1,410	1,340	—	(4,699)	(4,699)	(3,359)	8,926
MFS Utilities Series	79,339	2,713	(454)	2,259	1,136	4,197	(9,728)	(4,395)	(2,136)	45,532	(52,963)	(7,431)	(9,567)	69,772
PIMCO All Asset Institutional Class	15,912	511	(100)	411	(8)	—	836	828	1,239	14,659	(14,326)	333	1,572	17,484
PIMCO CommodityRealReturn Strat. Institutional Class	18,996	2,916	(107)	2,809	(31)	—	(4,354)	(4,385)	(1,576)	—	—	—	(1,576)	17,420
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
PIMCO Dynamic Bond - Institutional Class[1]	$7,500	$296	$(46)	$250	$(12)	$—	$257	$245	$495	$—	$—	$—	$495	$7,995
PIMCO Emerging Markets Bond Institutional Class	22,545	1,126	(115)	1,011	(1,361)	—	2,337	976	1,987	27,077	(31,503)	(4,426)	(2,439)	20,106
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	1,218	29	(7)	22	—	13	24	37	59	—	—	—	59	1,277
PIMCO Low Duration Institutional Class	82,985	3,158	(504)	2,654	(34)	—	1,116	1,082	3,736	—	—	—	3,736	86,721
PIMCO Real Return Institutional Class	34,562	1,097	(209)	888	(346)	—	575	229	1,117	—	(3,980)	(3,980)	(2,863)	31,699
PIMCO StocksPLUS Global Portfolio Institutional Class[1]	4,819	95	(28)	67	(1,006)	—	1,676	670	737	5,571	(11,127)	(5,556)	(4,819)	—
PIMCO Total Return Institutional Class	215,325	6,579	(1,064)	5,515	(14,991)	—	18,749	3,758	9,273	9,584	(64,381)	(54,797)	(45,524)	169,801
Pioneer Bond VCT Class I	998,197	38,991	(12,326)	26,665	(20,635)	—	47,243	26,608	53,273	8,496	(84,830)	(76,334)	(23,061)	975,136
Pioneer Equity Income VCT Class II	44,574	708	(529)	179	(8,238)	3,145	7,394	2,301	2,480	5,174	(8,312)	(3,138)	(658)	43,916
Pioneer Fund VCT Class I	24,318,468	220,357	(316,365)	(96,008)	(596,335)	1,054,430	5,867,097	6,325,192	6,229,184	24,285	(2,825,225)	(2,800,940)	3,428,244	27,746,712
Pioneer High Yield VCT Class II	14,211	784	(184)	600	(38)	—	814	776	1,376	121	—	121	1,497	15,708
Pioneer Mid Cap Value VCT Class I	1,865,069	36,263	(23,239)	13,024	(101,166)	210,681	77,084	186,599	199,623	2,724	(95,735)	(93,011)	106,612	1,971,681
Pioneer Select Mid Cap Growth VCT Class I	11,493,891	—	(147,818)	(147,818)	(416,943)	—	2,476,898	2,059,955	1,912,137	14,589	(1,037,279)	(1,022,690)	889,447	12,383,338
Pioneer Strategic Income VCT Class I	67,070	2,651	(411)	2,240	(76)	—	2,986	2,910	5,150	—	—	—	5,150	72,220
Pioneer Strategic Income VCT Class II	43,609	1,578	(546)	1,032	(321)	—	2,201	1,880	2,912	335	(1,014)	(679)	2,233	45,842
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
Royce Capital Small-Cap	$32,498	$285	$(207)	$78	$778	$2,963	$4,297	$8,038	$8,116	$71,282	$(74,688)	$(3,406)	$4,710	$37,208
T. Rowe Price All-Cap Opportunities Portfolio	566,852	1,651	(3,841)	(2,190)	2,723	47,444	111,366	161,533	159,343	—	(5,804)	(5,804)	153,539	720,391
T. Rowe Price Blue Chip Growth	409,373	—	(3,135)	(3,135)	2,769	—	199,786	202,555	199,420	16,124	(6,059)	10,065	209,485	618,858
T. Rowe Price Equity Income Portfolio	345,002	7,317	(2,082)	5,235	(667)	14,994	10,634	24,961	30,196	5,381	(11,996)	(6,615)	23,581	368,583
T. Rowe Price Health Sciences Portfolio	651,742	—	(3,812)	(3,812)	4,066	22,770	(8,163)	18,673	14,861	45,532	(56,960)	(11,428)	3,433	655,175
T. Rowe Price International Stock Portfolio	240,120	2,625	(1,550)	1,075	(258)	—	36,450	36,192	37,267	—	(948)	(948)	36,319	276,439
Templeton Developing Markets VIP Fund - Class 2	24,761	542	(327)	215	250	20	2,269	2,539	2,754	—	(867)	(867)	1,887	26,648
Templeton Global Bond VIP Fund - Class 1	26,700	—	(156)	(156)	3	—	670	673	517	5,520	(8,430)	(2,910)	(2,393)	24,307
Templeton Growth VIP Fund - Class 2	40,192	1,426	(538)	888	(711)	—	7,496	6,785	7,673	609	(3,285)	(2,676)	4,997	45,189
TVST Touchstone Common Stock Fund	64,250	326	(437)	(111)	23	4,889	11,838	16,750	16,639	—	—	—	16,639	80,889
VanEck Global Resources Fund	272,520	7,417	(1,567)	5,850	828	—	(18,168)	(17,340)	(11,490)	3,478	(6,965)	(3,487)	(14,977)	257,543
Vanguard Balanced	444,828	8,723	(2,526)	6,197	(3,760)	16,905	35,694	48,839	55,036	32,828	(83,763)	(50,935)	4,101	448,929
Vanguard Capital Growth	72,825	682	(402)	280	2,123	3,285	10,300	15,708	15,988	—	(16,727)	(16,727)	(739)	72,086
Vanguard Equity Income	3,268,398	86,684	(19,456)	67,228	3,644	169,474	232	173,350	240,578	4,500	(70,755)	(66,255)	174,323	3,442,721
Vanguard Equity Index	206,146	3,217	(1,377)	1,840	275	7,124	42,933	50,332	52,172	68,298	(69,443)	(1,145)	51,027	257,173
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2023

Sub-Account	Net Assets as of January 1, 2023	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2023
Vanguard High Yield Bond	$128,801	$6,730	$(887)	$5,843	$518	$—	$8,853	$9,371	$15,214	$46,183	$(20,222)	$25,961	$41,175	$169,976
Vanguard International	167,968	1,424	(491)	933	(89,032)	3,071	100,422	14,461	15,394	827	(133,552)	(132,725)	(117,331)	50,637
Vanguard Mid-Cap Index	80,409	1,114	(475)	639	501	1,398	9,053	10,952	11,591	—	(6,035)	(6,035)	5,556	85,965
Vanguard Real Estate Index	263,509	7,840	(1,892)	5,948	(550)	14,790	9,217	23,457	29,405	64,752	(3,511)	61,241	90,646	354,155
Vanguard Short Term Investment Grade	451,472	5,876	(1,205)	4,671	10,677	—	(4,395)	6,282	10,953	45,532	(437,428)	(391,896)	(380,943)	70,529
Vanguard Small Company Growth	16,338	72	(106)	(34)	(33)	—	3,159	3,126	3,092	—	—	—	3,092	19,430
Vanguard Total Bond Market Index	337,043	9,562	(2,480)	7,082	(8,225)	—	18,881	10,656	17,738	161,949	(56,209)	105,740	123,478	460,521
Vanguard Total Stock Market Index	187,095	2,299	(1,319)	980	(1,412)	11,206	36,855	46,649	47,629	62,988	(24,716)	38,272	85,901	272,996
Virtus Duff & Phelps Real Estate Securities Series I	5,677	95	(33)	62	(275)	33	494	252	314	2,623	(5,236)	(2,613)	(2,299)	3,378
Virtus KAR Small-Cap Growth Series I	38,463	—	(241)	(241)	(304)	2,358	5,262	7,316	7,075	—	(8,282)	(8,282)	(1,207)	37,256
VY JPMorgan Emerging Markets Equity Portfolio Initial	19,537	391	(250)	141	(822)	—	1,695	873	1,014	—	(1,176)	(1,176)	(162)	19,375
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Notes to Financial Statements
1.ORGANIZATION
Symetra Resource Variable Account B (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's and Symetra Financial Corporation's other business activities.
The Statements of Operations and Changes in Net Assets are reported for the years or periods ended December 31, 2024 and December 31, 2023 for the following sub-accounts, except as noted in the footnotes to the table below.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
AllianceBernstein Variable Products Fund Series, Inc.
AB Discovery Value Portfolio - Class A	AB Discovery Value Portfolio — Class A

Alps Variable Investment Trust
ALPS/Alerian Energy Infrastructure-Class I	ALPS/Alerian Energy Infrastructure Portfolio — Class I

American Funds Insurance Series
American Funds IS Growth Fund	American Funds Insurance Series Growth Fund
American Funds IS Growth-Income Fund	American Funds Insurance Series Growth-Income Fund
American Funds IS International Fund	American Funds Insurance Series International Fund
American Funds IS New World Fund	American Funds Insurance Series New World Fund

BlackRock Variable Series Fund, Inc.
BlackRock Capital Appreciation I	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Global Allocation I	BlackRock Global Allocation V.I. Fund Class I
BlackRock High Yield I	BlackRock High Yield V.I. Fund Class I

BNY Mellon Variable Investment Fund
BNY Mellon Appreciation	BNY Mellon VIF Appreciation Portfolio — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon MidCap Stock	BNY Mellon IP MidCap Stock Portfolio — Initial Shares

BNY Mellon Stock Index Fund, Inc.
BNY Mellon Stock Index	BNY Mellon Stock Index Fund, Inc. — Service Shares

BNY Mellon Sustainable U.S. Equity Fund, Inc.
BNY Mellon Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Fund, Inc. — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon Technology Growth	BNY Mellon IP Technology Growth Portfolio — Initial Shares

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Columbia Funds Variable Insurance Trust
Columbia Income Opportunities	Columbia VP Income Opportunities Fund — Class I
Columbia VP Overseas Core Fund - Class 1	Columbia VP Overseas Core Fund - Class 1
Columbia VP Select Mid Cap Growth Fund - Class 1	Columbia VP Select Mid Cap Growth Fund — Class 1

Dimensional Fund Advisors
Dimensional VA Global Bond[8]	V.A. Global Bond Portfolio
Dimensional VA International Small Portfolio[9]	V.A. International Small Portfolio
Dimensional VA International Value Portfolio[10]	V.A. International Value Portfolio
Dimensional VA Short Term Fixed Portfolio[11]	V.A. Short Term Fixed Portfolio
Dimensional VA U.S. Large Value Portfolio[12]	V.A. U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value[13]	V.A. U.S. Targeted Value

DWS Variable Series I and II
DWS Alternative Asset Allocation VIP A	DWS Alternative Asset Allocation VIP — Class A Shares
DWS CROCI International VIP - Class A	DWS CROCI International VIP — Class A Shares
DWS Global Income Builder VIP A	DWS Global Income Builder VIP — Class A Shares

Eaton Vance
Eaton Vance VT Floating-Rate Income Fund Advisor Class	Eaton Vance VT Floating-Rate Income Fund Advisor Share Class

Federated Insurance Series
Federated Hermes High Income Bond	Federated Hermes High Income Bond
Federated Hermes Managed Volatility II	Federated Hermes Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class
Fidelity Energy	VIP Energy Portfolio — Initial Class
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Financials Portfolio - Initial Class	VIP Financials Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Initial Class	VIP Government Money Market Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Service Class II	VIP Government Money Market Portfolio — Service Class II
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap I	VIP Mid Cap Portfolio — Initial Class
Fidelity Real Estate	VIP Real Estate Portfolio — Initial Class
Fidelity Strategic Income	VIP Strategic Income Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund - Class 1	Franklin Income VIP Fund - Class 1
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2
Franklin Mutual Global Discovery VIP Fund - Class 1	Franklin Mutual Global Discovery VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1	Franklin Mutual Shares VIP Fund - Class 1

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2
Franklin Rising Dividends VIP Fund - Class 1	Franklin Rising Dividends VIP Fund - Class 1
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 1	Franklin Strategic Income VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1	Franklin U.S. Government Securities VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Invesco Variable Insurance Funds, Inc
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund - Series I
Invesco EQV International Equity I	Invesco V.I. EQV International Equity Fund - Series I
Invesco EQV International Equity II	Invesco V.I. EQV International Equity Fund - Series II
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund - Series I

Janus Aspen Series
Janus Henderson Enterprise Portfolio[15]	Janus Henderson Enterprise Portfolio — Institutional Shares
Janus Henderson Flexible Bond	Janus Henderson Flexible Bond Portfolio — Institutional Shares
Janus Henderson Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio — Institutional Shares

Lincoln Investment Advisors
LVIP American Century Balanced Fund Standard Class II1	LVIP American Century Balanced Fund Standard Class II
LVIP American Century International Fund Standard Class II2	LVIP American Century International Fund Standard Class II
LVIP American Century Mid Cap Value Fund Standard Class II3	LVIP American Century Mid Cap Value Fund Standard Class II
LVIP American Century Value Fund Standard Class II4	LVIP American Century Value Fund Standard Class II
LVIP JPMorgan Mid Cap Value Fund - Standard Class	LVIP JPMorgan Mid Cap Value Fund - Standard Class
LVIP JPMorgan U.S. Equity Fund - Standard Class	LVIP JPMorgan U.S. Equity Fund - Standard Class
LVIP Macquarie SMID Cap Core[7]	LVIP Macquarie SMID Cap Core Fund - Standard Class

Delaware VIP Trust
Macquarie VIP Emerging Markets Series - Standard Class[5]	Macquarie VIP Emerging Markets Series - Standard Class
Macquarie VIP Small Cap Value Series - Standard Class[6]	Macquarie VIP Small Cap Value Series - Standard Class

Merger Fund VL
Merger VL	The Merger Fund VL

MFS Variable Insurance Trust
MFS Growth Series[14]	MFS Growth Series — Initial Class
MFS New Discovery Series	MFS New Discovery Series — Initial Class
MFS Utilities Series	MFS Utilities Series — Initial Class

MFS Variable Insurance Trust
MFS International Growth Portfolio	MFS International Growth Portfolio — Initial Class
MFS International Intrinsic Value Portfolio	MFS International Intrinsic Value Portfolio — Initial Class

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
PIMCO Variable Insurance Trust
PIMCO All Asset Institutional Class	PIMCO All Asset Portfolio — Institutional Class
PIMCO CommodityRealReturn Strat. Institutional Class	PIMCO CommodityRealReturn® Strategy Portfolio — Institutional Class
PIMCO Dynamic Bond - Institutional Class[16]	PIMCO Dynamic Bond Portfolio— Institutional Class
PIMCO Emerging Markets Bond Institutional Class	PIMCO Emerging Markets Bond Portfolio — Institutional Class
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	PIMCO Global Bond Opportunities Portfolio (Unhedged) — Institutional Class
PIMCO Low Duration Institutional Class	PIMCO Low Duration Portfolio — Institutional Class
PIMCO Real Return Institutional Class	PIMCO Real Return Portfolio — Institutional Class
PIMCO StocksPLUS Global Portfolio Institutional Class[15]	PIMCO StocksPLUS Global Portfolio — Institutional Class
PIMCO Total Return Institutional Class	PIMCO Total Return Portfolio — Institutional Class

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I
Pioneer Strategic Income VCT Class I	Pioneer Strategic Income VCT Portfolio — Class I
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Royce Capital Fund
Royce Capital Micro-Cap[14]	Royce Capital Fund Micro-Cap Portfolio Investment Class
Royce Capital Small-Cap	Royce Capital Fund Small-Cap Portfolio Investment Class

T. Rowe Price Variable Insurance Portfolios
T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth	T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio
T. Rowe Price International Stock Portfolio	T. Rowe Price International Stock Portfolio

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 1	Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2

Touchstone Investments
TVST Touchstone Common Stock Fund	TVST Touchstone Common Stock Fund

VanEck Variable Insurance Products Trust
VanEck Global Resources Fund	VanEck VIP Global Resources Fund — Initial Class

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio
Vanguard Equity Income	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Real Estate Index	Vanguard VIF — Real Estate Index Portfolio
Vanguard Short Term Investment Grade	Vanguard VIF — Short Term Investment Grade Portfolio
Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Stock Market Index

Virtus Variable Insurance Trust
Virtus Duff & Phelps Real Estate Securities Series I	Virtus Duff & Phelps Real Estate Securities Series Class I
Virtus KAR Small-Cap Growth Series I	Virtus KAR Small-Cap Growth Series Class I

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I
1 LVIP American Century Balanced Fund Standard Class II was formally known as American Century Balanced prior to April 26, 2024.
2 LVIP American Century International Fund Standard Class II was formally known as American Century International prior to April 26, 2024.
3 LVIP American Century Mid Cap Value Fund Standard Class II was formally known as American Century Mid Cap Value prior to April 26, 2024.
4 LVIP American Century Value Fund Standard Class II was formally known as American Century Value prior to April 26, 2024.
5 Macquarie VIP Emerging Markets Series – Standard Class was formally known as Delaware VIP Emerging Markets prior to May 1, 2024.
6 Macquarie VIP Small Cap Value Series – Standard Class was formally known as Delaware VIP Small Cap Value prior to May 1, 2024.
7 LVIP Macquarie SMID Cap Core was formally known as LVIP Delaware SMID Cap Core prior to May 1, 2024.
8 Dimensional VA Global Bond was formally known as DFA VA Global Bond prior to November 15, 2024.
9 Dimensional VA International Small Portfolio was formally known as DFA VA International Small Portfolio prior to November 15, 2024.
10 Dimensional VA International Value Portfolio was formally known as DFA VA International Value Portfolio prior to November 15, 2024.
11 Dimensional VA Short Term Fixed Portfolio was formally known as DFA VA Short Term Fixed Portfolio prior to November 15, 2024.
12 Dimensional VA U.S. Large Value Portfolio was formally known as DFA VA U.S. Large Value Portfolio prior to November 15, 2024.
13 Dimensional VA U.S. Targeted Value was formally known as DFA VA U.S. Targeted Value prior to November 15, 2024.
14 There was no activity in the current year and the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2024.
15 There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2024.
16 There was activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2024.

Symetra Resource Variable Account B
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.
SEGMENT INFORMATION — In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the sub-accounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The Separate Account has identified the senior vice president of retirement products as the CODM. The Separate Account is comprised of multiple sub-accounts, each which constitute a single operating segment.

The financial information, in the form of the sub-accounts’ holdings, including investment returns, asset allocations, fees, purchases, redemptions, as well as investment objectives, investment advisor and fund manager designations of each sub-account, are used by the CODM to assess the sub-accounts’ availability and performance by comparing the underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each sub-account’s single segment, which is consistent with that presented within the sub-accounts’ financial statements. Sub-accounts’ holdings are reflected on the accompanying Statements of Assets and Liabilities as "net assets" and significant fund expenses are listed on the accompanying Statements of Operations and Changes in Net Assets.

3.EXPENSES AND RELATED PARTY TRANSACTIONS
Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge for the Resource Variable Account B Annuity is on an annual basis, equal to a rate of 1.25 percent of the average daily net assets of the Separate Account. This charge for the Symetra True Variable Annuity is on an annual basis, equal to the rate of 0.60 percent of the average daily net assets of the Separate Account.

Symetra Resource Variable Account B
Notes to Financial Statements

3.	EXPENSES AND RELATED PARTY TRANSACTIONS (continued)
The charges are included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
SUB-ACCOUNT FUND FACILITATION FEE: At this time, Symetra Life does not assess a sub-account fund facilitation fee for the Symetra True Variable Annuity. However, if we choose to impose this fee, the sub-account fund facilitation fee may be charged to owners invested in any sub-account offered under the contract. Symetra Life will notify the contract holder in writing if we choose to impose this fee and the fee will be applied to all new and existing contracts. The maximum amount charged is on an annual basis, equal to a rate of 0.15 percent of the average daily net assets. This charge, if assessed, would be included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
WEALTH TRANSFER BENEFIT CHARGE ("WTB"): If the owner elects this rider for the Symetra True Variable Annuity, Symetra Life may deduct an additional charge on the first business day of each contract month. The charge is deducted pro-rata from owner contract value invested in the standard sub-accounts. The WTB charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products and may vary by contract year and other factors as described in the product prospectus.
SHORT TERM REDEMPTION FEES: Certain sub-accounts invest in Mutual Funds that impose a short term redemption fee. Those Mutual Funds are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An owner who chooses to redeem Accumulation Units of a sub-account invested in any of these Mutual Funds will be subject to a 1.00 percent short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last. Redemption fees will be incurred when owner withdraws contract value invested in one of the sub-accounts or owner transfers contract value out of one of these sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the sub-accounts. The redemption fee will not apply to deductions from owner contract value to pay the mortality and expense risk charge or other charges under the contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Mutual Funds or Symetra Life designates as exempt. The redemption fee charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charge in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Resource Variable Account B. A transfer charge of $25 for the Symetra True Variable Annuity will apply upon each transfer in excess of 25 transfers in a contract year. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

4.INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2024.

Sub-Account	Purchases	Proceeds From Sales
AB Discovery Value Portfolio - Class A	$804	$83
ALPS/Alerian Energy Infrastructure-Class I	55,648	4,289
American Funds IS Growth Fund	3,088	25,489
American Funds IS Growth-Income Fund	3,187	3,061
American Funds IS International Fund	223	94
American Funds IS New World Fund	246	71
BlackRock Capital Appreciation I	10,236	165
BlackRock Global Allocation I	5,197	31,195
BlackRock High Yield I	2,321	17,838

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
BNY Mellon Appreciation	$4,970	$2,529
BNY Mellon MidCap Stock	5,850	18,690
BNY Mellon Stock Index	11,610	31,577
BNY Mellon Sustainable U.S. Equity	1,139	1,507
BNY Mellon Technology Growth	—	175
Columbia Income Opportunities	4,790	515
Columbia VP Overseas Core Fund - Class 1	67	266
Columbia VP Select Mid Cap Growth Fund - Class 1	—	1,063
Dimensional VA Global Bond[1]	2,839	4,316
Dimensional VA International Small Portfolio[1]	1,716	160
Dimensional VA International Value Portfolio[1]	2,114	1,078
Dimensional VA Short Term Fixed Portfolio[1]	13,897	26,529
Dimensional VA U.S. Large Value Portfolio[1]	47,989	2,964
Dimensional VA U.S. Targeted Value[1]	21,455	1,854
DWS Alternative Asset Allocation VIP A	1,447	9,942
DWS CROCI International VIP - Class A	35,664	127,815
DWS Global Income Builder VIP A	75,132	107,713
Eaton Vance VT Floating-Rate Income Fund Advisor Class	545	30
Federated Hermes High Income Bond	23,911	11,958
Federated Hermes Managed Volatility II	947	1,376
Fidelity Contrafund	199,512	192,606
Fidelity Energy	2,947	781
Fidelity Equity-Income	13,474	5,315
Fidelity Financials Portfolio - Initial Class	32,221	3,487
Fidelity Government Money Market Portfolio - Initial Class	5,951	724
Fidelity Government Money Market Portfolio - Service Class II	8,143	55,127
Fidelity Growth	116,848	16,365
Fidelity Growth & Income	4,452	4,175
Fidelity Growth Opportunities	274	153,059
Fidelity Investment Grade Bond	91	207
Fidelity Mid Cap I	179	526
Fidelity Real Estate	273	346
Fidelity Strategic Income	2,678	435
Franklin Income VIP Fund - Class 1	12,096	1,579
Franklin Income VIP Fund - Class 2	7,013	22,906
Franklin Mutual Global Discovery VIP Fund - Class 1	1,871	392
Franklin Mutual Shares VIP Fund - Class 1	9,637	1,375
Franklin Mutual Shares VIP Fund - Class 2	6,311	7,898
Franklin Rising Dividends VIP Fund - Class 1	17,826	16,933
Franklin Small-Mid Cap Growth VIP Fund - Class 2	753	11,508
Franklin Strategic Income VIP Fund - Class 1	9,420	10,739
Franklin U.S. Government Securities VIP Fund - Class 1	2,461	450
Franklin U.S. Government Securities VIP Fund - Class 2	1,186	2,652
Invesco American Franchise Fund I	—	6,362
Invesco EQV International Equity I	4,347	1,143
Invesco EQV International Equity II	1,534	2,441
Invesco Global Real Estate	2,559	5,046
Janus Henderson Flexible Bond	10,284	2,897
Janus Henderson Mid Cap Value Portfolio	229	23
LVIP American Century Balanced Fund Standard Class II1	4,237	7,029
LVIP American Century International Fund Standard Class II1	4,804	8,485

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
LVIP American Century Mid Cap Value Fund Standard Class II1	$345	$29
LVIP American Century Value Fund Standard Class II1	31,228	13,081
LVIP JPMorgan Mid Cap Value Fund - Standard Class	53,276	6,205
LVIP JPMorgan U.S. Equity Fund - Standard Class	2,797	3,241
LVIP Macquarie SMID Cap Core[1]	8,629	972
Macquarie VIP Emerging Markets Series - Standard Class[1]	5,436	1,268
Macquarie VIP Small Cap Value Series - Standard Class[1]	3,292	705
Merger VL	641	6,675
MFS International Growth Portfolio	33	15
MFS International Intrinsic Value Portfolio	19,602	2,326
MFS New Discovery Series	—	57
MFS Utilities Series	10,769	12,749
PIMCO All Asset Institutional Class	2,162	113
PIMCO CommodityRealReturn Strat. Institutional Class	427	108
PIMCO Dynamic Bond - Institutional Class[1]	21	7,989
PIMCO Emerging Markets Bond Institutional Class	1,984	235
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	47	8
PIMCO Low Duration Institutional Class	3,650	534
PIMCO Real Return Institutional Class	886	194
PIMCO Total Return Institutional Class	6,929	8,642
Pioneer Bond VCT Class I	50,937	89,136
Pioneer Equity Income VCT Class II	12,263	4,084
Pioneer Fund VCT Class I	1,783,466	3,631,985
Pioneer High Yield VCT Class II	2,432	215
Pioneer Mid Cap Value VCT Class I	157,828	239,800
Pioneer Select Mid Cap Growth VCT Class I	4,728	1,428,878
Pioneer Strategic Income VCT Class I	2,821	8,457
Pioneer Strategic Income VCT Class II	3,562	1,617
Royce Capital Small-Cap	2,836	417
T. Rowe Price All-Cap Opportunities Portfolio	97,994	8,626
T. Rowe Price Blue Chip Growth	33,018	17,566
T. Rowe Price Equity Income Portfolio	33,834	4,238
T. Rowe Price Health Sciences Portfolio	58,900	7,319
T. Rowe Price International Stock Portfolio	9,835	3,056
Templeton Developing Markets VIP Fund - Class 2	2,911	1,144
Templeton Global Bond VIP Fund - Class 1	85	349
Templeton Growth VIP Fund - Class 2	2,555	3,277
TVST Touchstone Common Stock Fund	7,240	547
VanEck Global Resources Fund	6,848	1,589
Vanguard Balanced	40,400	6,362
Vanguard Capital Growth	2,466	1,971
Vanguard Equity Income	329,743	51,698
Vanguard Equity Index	14,470	3,610
Vanguard High Yield Bond	9,705	1,698
Vanguard International	2,355	696
Vanguard Mid-Cap Index	2,337	562
Vanguard Real Estate Index	20,623	3,846
Vanguard Short Term Investment Grade	137,001	9,638
Vanguard Small Company Growth	109	125
Vanguard Total Bond Market Index	13,984	3,693
Vanguard Total Stock Market Index	24,354	97,092
Virtus Duff & Phelps Real Estate Securities Series I	123	21

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
Virtus KAR Small-Cap Growth Series I	$3,106	$233
VY JPMorgan Emerging Markets Equity Portfolio Initial	209	1,527
1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements
5.CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units Outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]
ALPS/Alerian Energy Infrastructure-Class I	—	—	—	308	(616)	(308)
American Funds IS Growth Fund	70	(519)	(449)	95	(437)	(342)
American Funds IS Growth-Income Fund	—	(70)	(70)	—	(120)	(120)
BlackRock Capital Appreciation I	—	—	—	—	(172)	(172)
BlackRock Global Allocation I	—	(1,499)	(1,499)	2,406	(554)	1,852
BlackRock High Yield I	144	(1,144)	(1,000)	387	(942)	(555)
BNY Mellon Appreciation	22	(48)	(26)	27	(49)	(22)
BNY Mellon MidCap Stock	39	(390)	(351)	48	(206)	(158)
BNY Mellon Stock Index	12	(528)	(516)	579	(1,205)	(626)
BNY Mellon Sustainable U.S. Equity	—	(8)	(8)	—	(8)	(8)
Columbia VP Overseas Core Fund - Class 1	155	(167)	(12)	177	(181)	(4)
Dimensional VA Global Bond[1]	1,355	(1,610)	(255)	1,586	(1,991)	(405)
Dimensional VA International Small Portfolio[1]	347	(344)	3	344	(331)	13
Dimensional VA International Value Portfolio[1]	691	(732)	(41)	732	(754)	(22)
Dimensional VA Short Term Fixed Portfolio[1]	—	(2,335)	(2,335)	75	(450)	(375)
Dimensional VA U.S. Large Value Portfolio[1]	225	(244)	(19)	252	(248)	4
Dimensional VA U.S. Targeted Value[1]	134	(143)	(9)	264	(383)	(119)
DWS Alternative Asset Allocation VIP A	—	(757)	(757)	—	(582)	(582)
DWS CROCI International VIP - Class A	115	(5,196)	(5,081)	269	(5,736)	(5,467)
DWS Global Income Builder VIP A	145	(1,807)	(1,662)	140	(3,745)	(3,605)
Eaton Vance VT Floating-Rate Income Fund Advisor Class	367	(357)	10	357	(382)	(25)
Federated Hermes High Income Bond	565	(312)	253	15	(195)	(180)
Federated Hermes Managed Volatility II	17	(33)	(16)	15	(37)	(22)
Fidelity Contrafund	1,773	(3,839)	(2,066)	2,586	(5,031)	(2,445)
Fidelity Equity-Income	23	(71)	(48)	21	(73)	(52)
Fidelity Government Money Market Portfolio - Initial Class	—	—	—	8,307	(11,451)	(3,144)
Fidelity Government Money Market Portfolio - Service Class II	53	(5,217)	(5,164)	—	(387)	(387)
Fidelity Growth	6	(201)	(195)	8	(211)	(203)
Fidelity Growth & Income	2	(81)	(79)	2	(132)	(130)
Fidelity Growth Opportunities	7	(2,198)	(2,191)	19	(241)	(222)
Fidelity Investment Grade Bond	214	(225)	(11)	226	(853)	(627)
Fidelity Mid Cap I	156	(171)	(15)	189	(189)	—
Fidelity Real Estate	139	(153)	(14)	157	(151)	6
Franklin Income VIP Fund - Class 1	662	(84)	578	—	(140)	(140)
Franklin Income VIP Fund - Class 2	52	(933)	(881)	796	(1,749)	(953)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2024			2023
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]
Franklin Mutual Global Discovery VIP Fund - Class 1	2,221	(2,209)	12	2,204	(2,232)	(28)
Franklin Mutual Shares VIP Fund - Class 2	43	(232)	(189)	162	(312)	(150)
Franklin Rising Dividends VIP Fund - Class 1	109	(500)	(391)	334	(838)	(504)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	30	(366)	(336)	37	(901)	(864)
Franklin Strategic Income VIP Fund - Class 1	328	(1,069)	(741)	397	(579)	(182)
Franklin U.S. Government Securities VIP Fund - Class 1	5,133	(4,968)	165	4,603	(5,201)	(598)
Franklin U.S. Government Securities VIP Fund - Class 2	—	(140)	(140)	—	(56)	(56)
Invesco American Franchise Fund I	—	(109)	(109)	—	(113)	(113)
Invesco EQV International Equity I	—	—	—	365	(730)	(365)
Invesco EQV International Equity II	30	(101)	(71)	35	(177)	(142)
Invesco Global Real Estate	25	(113)	(88)	228	(455)	(227)
Janus Henderson Enterprise Portfolio[1]	—	—	—	190	(597)	(407)
Janus Henderson Flexible Bond	142	(284)	(142)	201	(402)	(201)
LVIP American Century Balanced Fund Standard Class II1	62	(197)	(135)	59	(115)	(56)
LVIP American Century International Fund Standard Class II1	105	(352)	(247)	120	(510)	(390)
LVIP American Century Mid Cap Value Fund Standard Class II1	—	—	—	—	(338)	(338)
LVIP American Century Value Fund Standard Class II1	—	(262)	(262)	325	(650)	(325)
LVIP JPMorgan Mid Cap Value Fund - Standard Class	10	(58)	(48)	199	(775)	(576)
LVIP JPMorgan U.S. Equity Fund - Standard Class	—	(56)	(56)	—	(59)	(59)
Macquarie VIP Emerging Markets Series - Standard Class[1]	—	—	—	223	(446)	(223)
Macquarie VIP Small Cap Value Series - Standard Class[1]	127	(137)	(10)	146	(144)	2
Merger VL	—	(483)	(483)	—	(372)	(372)
MFS International Growth Portfolio	—	—	—	—	(271)	(271)
MFS International Intrinsic Value Portfolio	109	(118)	(9)	459	(1,121)	(662)
MFS New Discovery Series	—	—	—	—	(164)	(164)
MFS Utilities Series	2,423	(2,605)	(182)	1,968	(2,287)	(319)
PIMCO All Asset Institutional Class	1,071	(1,011)	60	1,011	(988)	23
PIMCO Dynamic Bond - Institutional Class[1]	2	(653)	(651)	—	—	—
PIMCO Emerging Markets Bond Institutional Class	2,377	(2,340)	37	2,276	(2,654)	(378)
PIMCO Real Return Institutional Class	—	—	—	—	(359)	(359)
PIMCO StocksPLUS Global Portfolio Institutional Class[1]	—	—	—	257	(514)	(257)
PIMCO Total Return Institutional Class	219	(885)	(666)	871	(5,842)	(4,971)
Pioneer Bond VCT Class I	265	(1,864)	(1,599)	208	(2,068)	(1,860)
Pioneer Equity Income VCT Class II	91	(109)	(18)	171	(272)	(101)
Pioneer Fund VCT Class I	276	(12,728)	(12,452)	132	(15,053)	(14,921)
Pioneer High Yield VCT Class II	75	—	75	7	—	7
Pioneer Mid Cap Value VCT Class I	48	(3,102)	(3,054)	45	(1,625)	(1,580)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2024			2023
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]
Pioneer Select Mid Cap Growth VCT Class I	112	(7,289)	(7,177)	106	(7,318)	(7,212)
Pioneer Strategic Income VCT Class I	—	(621)	(621)	—	—	—
Pioneer Strategic Income VCT Class II	100	(62)	38	21	(62)	(41)
Royce Capital Small-Cap	3,319	(3,294)	25	3,462	(3,606)	(144)
T. Rowe Price All-Cap Opportunities Portfolio	—	(57)	(57)	—	(117)	(117)
T. Rowe Price Blue Chip Growth	—	(226)	(226)	407	(151)	256
T. Rowe Price Equity Income Portfolio	—	(59)	(59)	201	(449)	(248)
T. Rowe Price Health Sciences Portfolio	1,098	(1,144)	(46)	1,052	(1,316)	(264)
T. Rowe Price International Stock Portfolio	—	(65)	(65)	—	(52)	(52)
Templeton Developing Markets VIP Fund - Class 2	57	(28)	29	—	(35)	(35)
Templeton Global Bond VIP Fund - Class 1	260	(273)	(13)	575	(879)	(304)
Templeton Growth VIP Fund - Class 2	89	(124)	(35)	32	(168)	(136)
VanEck Global Resources Fund	—	—	—	346	(692)	(346)
Vanguard Balanced	369	(276)	93	1,347	(3,560)	(2,213)
Vanguard Capital Growth	—	(28)	(28)	—	(429)	(429)
Vanguard Equity Income	122	(942)	(820)	151	(2,289)	(2,138)
Vanguard Equity Index	1,753	(1,792)	(39)	1,887	(1,918)	(31)
Vanguard High Yield Bond	—	(39)	(39)	3,042	(1,370)	1,672
Vanguard International	—	(13)	(13)	32	(5,451)	(5,419)
Vanguard Mid-Cap Index	—	—	—	—	(198)	(198)
Vanguard Real Estate Index	62	(145)	(83)	3,224	(190)	3,034
Vanguard Short Term Investment Grade	15,321	(5,008)	10,313	4,026	(38,741)	(34,715)
Vanguard Total Bond Market Index	913	(888)	25	15,063	(5,325)	9,738
Vanguard Total Stock Market Index	350	(2,308)	(1,958)	1,743	(753)	990
Virtus Duff & Phelps Real Estate Securities Series I	—	—	—	156	(312)	(156)
Virtus KAR Small-Cap Growth Series I	—	—	—	—	(190)	(190)
VY JPMorgan Emerging Markets Equity Portfolio Initial	—	(39)	(39)	—	(40)	(40)
    1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

2 Funds with no changes in units in either period were not included in the table above.

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts of the Symetra Resource Variable Account B, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2024.

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
AB Discovery Value Portfolio - Class A
	2024	$33.352	to	$33.352	427	$14,236	0.88%	0.60%	to	0.60%	9.36%	to	9.36%
	2023	30.498	to	30.498	427	13,017	1.08	0.60	to	0.60	16.48	to	16.48
	2022	26.183	to	26.183	427	11,175	0.29	0.60	to	0.60	(16.13)	to	(16.13)
	2021	31.220	to	31.220	4,448	138,860	0.77	0.60	to	0.60	35.13	to	35.13
	2020	23.103	to	23.103	4,612	106,557	1.06	0.60	to	0.60	2.75	to	2.75
ALPS/Alerian Energy Infrastructure-Class I
	2024	19.463	to	19.463	42,895	834,852	4.53	0.60	to	0.60	40.18	to	40.18
	2023	13.884	to	13.884	42,895	595,543	3.59	0.60	to	0.60	13.57	to	13.57
	2022	12.225	to	12.225	43,203	528,170	3.63	0.60	to	0.60	17.13	to	17.13
	2021	10.437	to	10.437	83,572	872,226	3.26	0.60	to	0.60	37.42	to	37.42
	2020	7.595	to	7.595	49,786	378,098	3.41	0.60	to	0.60	(25.30)	to	(25.30)
American Funds IS Growth Fund
	2024	60.191	to	60.191	1,749	105,267	0.56	0.60	to	0.60	31.16	to	31.16
	2023	45.890	to	45.890	2,198	100,875	0.62	0.60	to	0.60	37.99	to	37.99
	2022	33.257	to	33.257	2,540	84,475	0.59	0.60	to	0.60	(30.18)	to	(30.18)
	2021	47.631	to	47.631	2,537	120,836	0.47	0.60	to	0.60	21.56	to	21.56
	2020	39.182	to	39.182	2,538	99,459	0.53	0.60	to	0.60	51.55	to	51.55
American Funds IS Growth-Income Fund
	2024	42.934	to	42.934	1,381	59,285	1.34	0.60	to	0.60	23.79	to	23.79
	2023	34.683	to	34.683	1,451	50,312	1.59	0.60	to	0.60	25.71	to	25.71
	2022	27.590	to	27.590	1,571	43,341	1.50	0.60	to	0.60	(16.79)	to	(16.79)
	2021	33.156	to	33.156	1,697	56,279	1.35	0.60	to	0.60	23.67	to	23.67
	2020	26.809	to	26.809	1,826	48,948	0.73	0.60	to	0.60	13.13	to	13.13
American Funds IS International Fund
	2024	16.199	to	16.199	923	14,948	1.44	0.60	to	0.60	2.77	to	2.77
	2023	15.762	to	15.762	923	14,545	1.57	0.60	to	0.60	15.43	to	15.43
	2022	13.655	to	13.655	923	12,601	2.01	0.60	to	0.60	(21.05)	to	(21.05)
	2021	17.295	to	17.295	923	15,959	0.82	0.60	to	0.60	(1.83)	to	(1.83)
	2020	17.617	to	17.617	3,570	62,892	0.81	0.60	to	0.60	13.59	to	13.59
American Funds IS New World Fund
	2024	17.756	to	17.756	659	11,700	1.64	0.60	to	0.60	6.21	to	6.21
	2023	16.718	to	16.718	659	11,017	1.71	0.60	to	0.60	15.53	to	15.53
	2022	14.471	to	14.471	659	9,535	1.59	0.60	to	0.60	(22.33)	to	(22.33)
	2021	18.631	to	18.631	659	12,277	0.92	0.60	to	0.60	4.53	to	4.53
	2020	17.823	to	17.823	981	17,481	0.27	0.60	to	0.60	23.15	to	23.15
BlackRock Capital Appreciation I
	2024	58.692	to	58.692	518	30,399	—	0.60	to	0.60	31.48	to	31.48
	2023	44.638	to	44.638	518	23,120	—	0.60	to	0.60	48.11	to	48.11
	2022	30.138	to	30.138	690	20,794	—	0.60	to	0.60	(38.01)	to	(38.01)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
BlackRock Capital Appreciation I (continued)
	2021	$48.617	to	$48.617	690	$33,542	—%	0.60%	to	0.60%	20.43%	to	20.43%
	2020	40.369	to	40.369	690	27,852	—	0.60	to	0.60	41.06	to	41.06
BlackRock Global Allocation I
	2024	20.145	to	20.145	3,250	65,481	1.00	0.60	to	0.60	8.57	to	8.57
	2023	18.554	to	18.554	4,750	88,128	2.24	0.60	to	0.60	12.16	to	12.16
	2022	16.543	to	16.543	2,898	47,939	—	0.60	to	0.60	(16.37)	to	(16.37)
	2021	19.780	to	19.780	11,501	227,496	0.92	0.60	to	0.60	6.04	to	6.04
	2020	18.654	to	18.654	11,501	214,546	5.04	0.60	to	0.60	20.29	to	20.29
BlackRock High Yield I
	2024	18.57	to	18.57	1,470	27,297	6.97	0.60	to	0.60	7.61	to	7.61
	2023	17.256	to	17.256	2,470	42,624	6.56	0.60	to	0.60	12.51	to	12.51
	2022	15.337	to	15.337	3,026	46,394	5.17	0.60	to	0.60	(10.87)	to	(10.87)
	2021	17.208	to	17.208	7,170	123,380	4.51	0.60	to	0.60	4.69	to	4.69
	2020	16.437	to	16.437	7,165	117,768	5.34	0.60	to	0.60	6.65	to	6.65
BNY Mellon Appreciation
	2024	41.685	to	41.685	1,375	57,306	0.42	1.25	to	1.25	11.40	to	11.40
	2023	37.420	to	37.420	1,401	52,428	0.72	1.25	to	1.25	19.47	to	19.47
	2022	31.322	to	31.322	1,423	44,571	0.67	1.25	to	1.25	(19.08)	to	(19.08)
	2021	38.707	to	38.707	1,541	59,629	0.44	1.25	to	1.25	25.55	to	25.55
	2020	30.830	to	30.830	1,578	48,645	0.77	1.25	to	1.25	22.15	to	22.15
BNY Mellon Midcap Stock
	2024	43.991	to	43.991	4,569	200,997	0.83	1.25	to	1.25	11.21	to	11.21
	2023	39.557	to	39.557	4,920	194,640	0.78	1.25	to	1.25	16.85	to	16.85
	2022	33.854	to	33.854	5,078	171,912	0.72	1.25	to	1.25	(15.14)	to	(15.14)
	2021	39.896	to	39.896	5,296	211,278	0.70	1.25	to	1.25	24.32	to	24.32
	2020	32.091	to	32.091	7,451	239,120	0.85	1.25	to	1.25	6.76	to	6.76
BNY Mellon Stock Index
	2024	66.964	to	66.964	2,488	166,619	0.91	1.25	to	1.25	22.79	to	22.79
	2023	54.534	to	54.534	3,004	163,848	1.18	1.25	to	1.25	24.05	to	24.05
	2022	43.962	to	43.962	3,630	159,592	1.09	1.25	to	1.25	(19.54)	to	(19.54)
	2021	54.635	to	54.635	3,719	203,211	0.81	1.25	to	1.25	26.53	to	26.53
	2020	43.181	to	43.181	5,280	228,018	1.33	1.25	to	1.25	16.25	to	16.25
BNY Mellon Sustainable U.S. Equity
	2024	30.294	to	30.294	3,489	105,701	0.52	1.25	to	1.25	23.33	to	23.33
	2023	24.563	to	24.563	3,497	85,908	0.72	1.25	to	1.25	22.29	to	22.29
	2022	20.086	to	20.086	3,506	70,420	0.52	1.25	to	1.25	(23.83)	to	(23.83)
	2021	26.370	to	26.370	3,515	92,682	0.74	1.25	to	1.25	25.42	to	25.42
	2020	21.025	to	21.025	3,524	74,091	1.07	1.25	to	1.25	22.60	to	22.60
BNY Mellon Technology Growth
	2024	27.374	to	27.374	545	14,931	—	1.25	to	1.25	24.17	to	24.17
	2023	22.045	to	22.045	545	12,024	—	1.25	to	1.25	57.44	to	57.44
	2022	14.002	to	14.002	545	7,638	—	1.25	to	1.25	(47.05)	to	(47.05)
	2021	26.445	to	26.445	556	14,696	—	1.25	to	1.25	11.53	to	11.53
	2020	23.712	to	23.712	6,320	149,871	0.26	1.25	to	1.25	67.81	to	67.81

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Columbia Income Opportunities
	2024	$17.153	to	$17.153	5,084	$87,205	5.62%	0.60%	to	0.60%	5.27%	to	5.27%
	2023	16.295	to	16.295	5,084	82,844	5.18	0.60	to	0.60	10.90	to	10.90
	2022	14.694	to	14.694	5,084	74,705	5.39	0.60	to	0.60	(10.55)	to	(10.55)
	2021	16.427	to	16.427	5,084	83,514	9.10	0.60	to	0.60	3.88	to	3.88
	2020	15.814	to	15.814	5,084	80,400	4.83	0.60	to	0.60	5.26	to	5.26
Columbia VP Overseas Core Fund - Class 1
	2024	19.608	to	19.608	33	642	5.13	0.60	to	0.60	2.83	to	2.83
	2023	19.069	to	19.069	44	844	1.91	0.60	to	0.60	14.95	to	14.95
	2022	16.589	to	16.589	48	798	0.79	0.60	to	0.60	(15.18)	to	(15.18)
	2021	19.559	to	19.559	42	826	1.26	0.60	to	0.60	9.30	to	9.30
	2020	17.895	to	17.895	43	764	1.69	0.60	to	0.60	8.47	to	8.47
Columbia VP Select Mid Cap Growth Fund - Class 1
	2024	39.478	to	39.478	4,938	194,962	—	0.60	to	0.60	22.93	to	22.93
	2023	32.114	to	32.114	4,938	158,593	—	0.60	to	0.60	24.50	to	24.50
	2022	25.795	to	25.795	4,938	127,389	—	0.60	to	0.60	(31.25)	to	(31.25)
	2021	37.519	to	37.519	4,938	185,287	—	0.60	to	0.60	15.87	to	15.87
	2020	32.379	to	32.379	4,938	159,905	—	0.60	to	0.60	34.61	to	34.61
Dimensional VA Global Bond[1]
	2024	11.312	to	11.312	2,788	31,540	4.77	0.60	to	0.60	4.75	to	4.75
	2023	10.799	to	10.799	3,043	32,860	3.62	0.60	to	0.60	4.42	to	4.42
	2022	10.342	to	10.342	3,448	35,656	1.61	0.60	to	0.60	(6.89)	to	(6.89)
	2021	11.107	to	11.107	3,363	37,353	0.27	0.60	to	0.60	(1.64)	to	(1.64)
	2020	11.292	to	11.292	12,690	143,291	0.02	0.60	to	0.60	0.86	to	0.86
Dimensional VA International Small Portfolio[1]
	2024	23.081	to	23.081	1,144	26,398	3.47	0.60	to	0.60	3.19	to	3.19
	2023	22.367	to	22.367	1,140	25,508	3.20	0.60	to	0.60	13.43	to	13.43
	2022	19.719	to	19.719	1,127	22,228	1.48	0.60	to	0.60	(18.13)	to	(18.13)
	2021	24.087	to	24.087	2,172	52,316	0.66	0.60	to	0.60	13.88	to	13.88
	2020	21.151	to	21.151	13,125	277,607	2.78	0.60	to	0.60	8.76	to	8.76
Dimensional VA International Value Portfolio[1]
	2024	21.604	to	21.604	1,604	34,662	3.98	0.60	to	0.60	5.98	to	5.98
	2023	20.385	to	20.385	1,645	33,535	4.85	0.60	to	0.60	17.16	to	17.16
	2022	17.400	to	17.400	1,667	29,000	3.95	0.60	to	0.60	(4.04)	to	(4.04)
	2021	18.132	to	18.132	1,690	30,639	0.66	0.60	to	0.60	17.41	to	17.41
	2020	15.443	to	15.443	16,886	260,780	2.51	0.60	to	0.60	(2.35)	to	(2.35)
Dimensional VA Short Term Fixed Portfolio[1]
	2024	10.924	to	10.924	26,342	287,736	4.79	0.60	to	0.60	4.86	to	4.86
	2023	10.418	to	10.418	28,677	298,759	3.86	0.60	to	0.60	4.35	to	4.35
	2022	9.984	to	9.984	29,052	290,038	1.37	0.60	to	0.60	(1.74)	to	(1.74)
	2021	10.161	to	10.161	27,677	281,223	—	0.60	to	0.60	(0.79)	to	(0.79)
	2020	10.242	to	10.242	80,235	821,734	0.51	0.60	to	0.60	—	to	—
Dimensional VA U.S. Large Value Portfolio[1]
	2024	37.181	to	37.181	10,495	390,193	2.09	0.60	to	0.60	12.70	to	12.70
	2023	32.991	to	32.991	10,513	346,834	2.32	0.60	to	0.60	10.26	to	10.26

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Dimensional VA U.S. Large Value Portfolio[1] (continued)
	2022	$29.921	to	$29.921	10,509	$314,434	1.86%	0.60%	to	0.60%	(5.44)%	to	(5.44)%
	2021	31.644	to	31.644	20,775	657,397	1.17	0.60	to	0.60	26.28	to	26.28
	2020	25.059	to	25.059	26,400	661,562	2.28	0.60	to	0.60	(1.97)	to	(1.97)
Dimensional VA U.S. Targeted Value[1]
	2024	39.996	to	39.996	6,624	264,925	1.44	0.60	to	0.60	7.49	to	7.49
	2023	37.210	to	37.210	6,632	246,791	1.60	0.60	to	0.60	19.32	to	19.32
	2022	31.186	to	31.186	6,752	210,556	1.00	0.60	to	0.60	(4.78)	to	(4.78)
	2021	32.753	to	32.753	13,243	433,756	0.95	0.60	to	0.60	38.84	to	38.84
	2020	23.590	to	23.590	16,192	381,974	1.93	0.60	to	0.60	3.36	to	3.36
DWS Alternative Asset Allocation VIP A
	2024	12.955	to	12.955	2,537	32,866	3.74	0.60	to	0.60	5.00	to	5.00
	2023	12.338	to	12.338	3,294	40,643	6.76	0.60	to	0.60	5.55	to	5.55
	2022	11.689	to	11.689	3,876	45,307	7.44	0.60	to	0.60	(7.98)	to	(7.98)
	2021	12.702	to	12.702	3,876	49,232	2.02	0.60	to	0.60	12.07	to	12.07
	2020	11.334	to	11.334	3,876	43,929	3.00	0.60	to	0.60	5.08	to	5.08
DWS CROCI International VIP - Class A
	2024	21.840	to	21.840	42,610	930,609	3.35	1.25	to	1.25	1.17	to	1.17
	2023	21.587	to	21.587	47,690	1,029,488	3.36	1.25	to	1.25	17.47	to	17.47
	2022	18.376	to	18.376	53,157	976,823	3.29	1.25	to	1.25	(14.26)	to	(14.26)
	2021	21.433	to	21.433	58,547	1,254,864	2.40	1.25	to	1.25	7.88	to	7.88
	2020	19.868	to	19.868	63,415	1,259,907	3.46	1.25	to	1.25	1.34	to	1.34
DWS Global Income Builder VIP A
	2024	47.969	to	47.969	43,583	2,090,596	3.46	1.25	to	1.25	7.74	to	7.74
	2023	44.523	to	44.523	45,245	2,014,443	3.19	1.25	to	1.25	13.47	to	13.47
	2022	39.238	to	39.238	48,850	1,916,768	3.01	1.25	to	1.25	(16.04)	to	(16.04)
	2021	46.732	to	46.732	55,441	2,590,854	2.35	1.25	to	1.25	9.58	to	9.58
	2020	42.647	to	42.647	60,153	2,565,359	3.15	1.25	to	1.25	6.93	to	6.93
Eaton Vance VT Floating-Rate Income Fund Advisor Class
	2024	14.141	to	14.141	367	5,196	8.14	0.60	to	0.60	7.17	to	7.17
	2023	13.195	to	13.195	357	4,710	8.45	0.60	to	0.60	10.82	to	10.82
	2022	11.907	to	11.907	382	4,542	4.88	0.60	to	0.60	(2.95)	to	(2.95)
	2021	12.269	to	12.269	375	4,597	3.12	0.60	to	0.60	3.12	to	3.12
	2020	11.898	to	11.898	302	3,590	3.58	0.60	to	0.60	1.66	to	1.66
Federated Hermes High Income Bond
	2024	36.489	to	36.489	2,302	83,983	5.02	1.25	to	1.25	4.94	to	4.94
	2023	34.771	to	34.771	2,048	71,227	5.91	1.25	to	1.25	11.32	to	11.32
	2022	31.235	to	31.235	2,228	69,605	5.65	1.25	to	1.25	(12.87)	to	(12.87)
	2021	35.850	to	35.850	2,530	90,705	4.94	1.25	to	1.25	3.54	to	3.54
	2020	34.623	to	34.623	2,578	89,261	6.03	1.25	to	1.25	4.28	to	4.28
Federated Hermes Managed Volatility II
	2024	36.649	to	36.649	455	16,662	2.16	1.25	to	1.25	14.11	to	14.11
	2023	32.116	to	32.116	471	15,122	1.86	1.25	to	1.25	7.34	to	7.34
	2022	29.921	to	29.921	493	14,744	1.91	1.25	to	1.25	(14.83)	to	(14.83)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Federated Hermes Managed Volatility II (continued)
	2021	$35.129	to	$35.129	547	$19,204	1.75%	1.25%	to	1.25%	17.04%	to	17.04%
	2020	30.015	to	30.015	562	16,855	2.56	1.25	to	1.25	(0.32)	to	(0.32)
Fidelity Contrafund
	2024	52.698	to	94.250	26,728	1,736,136	0.19	0.60	to	1.25	32.99	to	32.12
	2023	39.627	to	71.336	28,795	1,452,919	0.49	0.60	to	1.25	32.66	to	31.80
	2022	29.872	to	54.125	31,240	1,197,538	0.48	0.60	to	1.25	(26.75)	to	(27.23)
	2021	40.783	to	74.375	37,986	1,946,034	0.06	0.60	to	1.25	27.07	to	26.25
	2020	32.094	to	58.912	41,584	1,721,391	0.25	0.60	to	1.25	29.78	to	28.94
Fidelity Energy
	2024	17.644	to	17.644	7,006	123,604	2.28	0.60	to	0.60	3.67	to	3.67
	2023	17.019	to	17.019	7,006	119,229	2.69	0.60	to	0.60	0.38	to	0.38
	2022	16.955	to	16.955	7,006	118,775	2.32	0.60	to	0.60	62.22	to	62.22
	2021	10.452	to	10.452	13,598	142,135	2.55	0.60	to	0.60	54.41	to	54.41
	2020	6.769	to	6.769	13,598	92,043	2.84	0.60	to	0.60	(33.17)	to	(33.17)
Fidelity Equity-Income
	2024	47.898	to	47.898	3,492	167,261	1.80	1.25	to	1.25	13.91	to	13.91
	2023	42.050	to	42.050	3,540	148,861	1.96	1.25	to	1.25	9.28	to	9.28
	2022	38.480	to	38.480	3,592	138,222	1.83	1.25	to	1.25	(6.14)	to	(6.14)
	2021	40.996	to	40.996	3,943	161,633	1.92	1.25	to	1.25	23.34	to	23.34
	2020	33.237	to	33.237	4,065	135,126	1.83	1.25	to	1.25	5.37	to	5.37
Fidelity Financials Portfolio - Initial Class
	2024	45.906	to	45.906	14,473	664,391	1.79	0.60	to	0.60	31.93	to	31.93
	2023	34.796	to	34.796	14,473	503,596	2.76	0.60	to	0.60	14.05	to	14.05
	2022	30.510	to	30.510	14,473	441,570	1.72	0.60	to	0.60	(8.88)	to	(8.88)
	2021	33.483	to	33.483	28,093	940,643	1.67	0.60	to	0.60	32.40	to	32.40
	2020	25.290	to	25.290	34,769	879,314	2.48	0.60	to	0.60	0.16	to	0.16
Fidelity Government Money Market Portfolio - Initial Class
	2024	11.137	to	11.137	10,970	122,168	4.98	0.60	to	0.60	4.47	to	4.47
	2023	10.660	to	10.660	10,970	116,940	4.75	0.60	to	0.60	4.26	to	4.26
	2022	10.224	to	10.224	14,114	144,300	1.56	0.60	to	0.60	0.83	to	0.83
	2021	10.140	to	10.140	10,987	111,409	0.01	0.60	to	0.60	(0.59)	to	(0.59)
	2020	10.200	to	10.200	12,787	130,425	0.33	0.60	to	0.60	(0.28)	to	(0.28)
Fidelity Government Money Market Portfolio - Service Class II
	2024	10.489	to	10.489	14,934	156,638	4.76	1.25	to	1.25	3.53	to	3.53
	2023	10.131	to	10.131	20,099	203,623	4.54	1.25	to	1.25	3.34	to	3.34
	2022	9.804	to	9.804	20,486	200,838	1.41	1.25	to	1.25	0.01	to	0.01
	2021	9.803	to	9.803	12,312	120,698	0.01	1.25	to	1.25	(1.24)	to	(1.24)
	2020	9.926	to	9.926	13,861	137,581	0.22	1.25	to	1.25	(1.00)	to	(1.00)
Fidelity Growth
	2024	49.081	to	49.081	11,384	558,742	—	1.25	to	1.25	28.76	to	28.76
	2023	38.118	to	38.118	11,579	441,408	0.13	1.25	to	1.25	34.55	to	34.55
	2022	28.330	to	28.330	11,782	333,812	0.61	1.25	to	1.25	(25.39)	to	(25.39)
	2021	37.972	to	37.972	12,090	459,104	—	1.25	to	1.25	21.68	to	21.68

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Growth (continued)
	2020	$31.206	to	$31.206	17,098	$533,548	0.07%	1.25%	to	1.25%	42.11%	to	42.11%
Fidelity Growth & Income
	2024	44.971	to	44.971	1,264	56,848	1.44	1.25	to	1.25	20.69	to	20.69
	2023	37.262	to	37.262	1,343	50,054	1.63	1.25	to	1.25	17.25	to	17.25
	2022	31.780	to	31.780	1,473	46,825	1.58	1.25	to	1.25	(6.13)	to	(6.13)
	2021	33.855	to	33.855	1,607	54,396	1.77	1.25	to	1.25	24.39	to	24.39
	2020	27.217	to	27.217	2,942	80,076	2.14	1.25	to	1.25	6.51	to	6.51
Fidelity Growth Opportunities
	2024	75.725	to	75.725	3,004	227,498	—	1.25	to	1.25	37.16	to	37.16
	2023	55.211	to	55.211	5,195	286,842	—	1.25	to	1.25	43.85	to	43.85
	2022	38.381	to	38.381	5,418	207,940	—	1.25	to	1.25	(38.92)	to	(38.92)
	2021	62.836	to	62.836	9,106	572,184	—	1.25	to	1.25	10.55	to	10.55
	2020	56.838	to	56.838	10,599	602,436	0.01	1.25	to	1.25	66.56	to	66.56
Fidelity Investment Grade Bond
	2024	11.972	to	11.972	46	551	3.30	0.60	to	0.60	1.17	to	1.17
	2023	11.833	to	11.833	58	680	0.68	0.60	to	0.60	5.57	to	5.57
	2022	11.209	to	11.209	685	7,676	1.01	0.60	to	0.60	(13.48)	to	(13.48)
	2021	12.955	to	12.955	3,215	41,648	2.05	0.60	to	0.60	(1.20)	to	(1.20)
	2020	13.113	to	13.113	3,204	42,017	1.97	0.60	to	0.60	8.74	to	8.74
Fidelity Mid Cap I
	2024	35.150	to	35.150	33	1,139	0.49	0.60	to	0.60	16.78	to	16.78
	2023	30.099	to	30.099	47	1,422	0.62	0.60	to	0.60	14.39	to	14.39
	2022	26.312	to	26.312	47	1,240	0.50	0.60	to	0.60	(15.25)	to	(15.25)
	2021	31.048	to	31.048	47	1,464	0.61	0.60	to	0.60	24.85	to	24.85
	2020	24.868	to	24.868	53	1,320	0.63	0.60	to	0.60	17.48	to	17.48
Fidelity Real Estate
	2024	19.179	to	19.179	270	5,158	4.11	0.60	to	0.60	5.88	to	5.88
	2023	18.114	to	18.114	284	5,141	2.49	0.60	to	0.60	10.53	to	10.53
	2022	16.389	to	16.389	278	4,559	1.34	0.60	to	0.60	(27.94)	to	(27.94)
	2021	22.745	to	22.745	276	6,299	1.17	0.60	to	0.60	38.16	to	38.16
	2020	16.463	to	16.463	277	4,564	2.18	0.60	to	0.60	(7.10)	to	(7.10)
Fidelity Strategic Income
	2024	14.616	to	14.616	5,038	73,631	3.72	0.60	to	0.60	5.44	to	5.44
	2023	13.862	to	13.862	5,038	69,834	4.57	0.60	to	0.60	8.76	to	8.76
	2022	12.746	to	12.746	5,038	64,210	3.70	0.60	to	0.60	(11.79)	to	(11.79)
	2021	14.449	to	14.449	5,038	72,792	2.53	0.60	to	0.60	3.12	to	3.12
	2020	14.012	to	14.012	6,029	84,476	2.37	0.60	to	0.60	6.87	to	6.87
Franklin Income VIP Fund - Class 1
	2024	18.492	to	18.492	659	12,187	7.04	0.60	to	0.60	6.81	to	6.81
	2023	17.313	to	17.313	81	1,404	5.37	0.60	to	0.60	8.23	to	8.23
	2022	15.997	to	15.997	221	3,535	5.05	0.60	to	0.60	(5.81)	to	(5.81)
	2021	16.983	to	16.983	368	6,251	4.76	0.60	to	0.60	16.31	to	16.31
	2020	14.602	to	14.602	517	7,554	5.98	0.60	to	0.60	0.36	to	0.36

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin Income VIP Fund - Class 2
	2024	$24.581	to	$24.581	4,292	$105,509	5.18%	1.25%	to	1.25%	5.87%	to	5.87%
	2023	23.219	to	23.219	5,173	120,111	5.01	1.25	to	1.25	7.28	to	7.28
	2022	21.644	to	21.644	6,126	132,587	4.97	1.25	to	1.25	(6.65)	to	(6.65)
	2021	23.185	to	23.185	7,069	163,891	4.67	1.25	to	1.25	15.30	to	15.30
	2020	20.108	to	20.108	7,306	146,896	5.76	1.25	to	1.25	(0.55)	to	(0.55)
Franklin Mutual Global Discovery VIP Fund - Class 1
	2024	25.299	to	25.299	561	14,197	1.96	0.60	to	0.60	4.35	to	4.35
	2023	24.244	to	24.244	549	13,319	2.66	0.60	to	0.60	19.83	to	19.83
	2022	20.232	to	20.232	578	11,688	1.68	0.60	to	0.60	(5.09)	to	(5.09)
	2021	21.317	to	21.317	608	12,950	2.45	0.60	to	0.60	18.72	to	18.72
	2020	17.956	to	17.956	893	16,036	2.76	0.60	to	0.60	(4.79)	to	(4.79)
Franklin Mutual Shares VIP Fund - Class 1
	2024	25.670	to	25.670	9,116	234,020	2.20	0.60	to	0.60	10.82	to	10.82
	2023	23.163	to	23.163	9,116	211,164	2.14	0.60	to	0.60	13.05	to	13.05
	2022	20.489	to	20.489	9,116	186,788	1.51	0.60	to	0.60	(7.71)	to	(7.71)
	2021	22.201	to	22.201	21,873	485,600	3.36	0.60	to	0.60	18.81	to	18.81
	2020	18.686	to	18.686	17,884	334,188	3.11	0.60	to	0.60	(5.42)	to	(5.42)
Franklin Mutual Shares VIP Fund - Class 2
	2024	29.682	to	29.682	4,369	129,672	2.00	1.25	to	1.25	9.88	to	9.88
	2023	27.012	to	27.012	4,558	123,128	1.89	1.25	to	1.25	12.06	to	12.06
	2022	24.106	to	24.106	4,708	113,493	1.83	1.25	to	1.25	(8.58)	to	(8.58)
	2021	26.368	to	26.368	4,955	130,654	2.90	1.25	to	1.25	17.69	to	17.69
	2020	22.405	to	22.405	5,087	113,965	2.84	1.25	to	1.25	(6.22)	to	(6.22)
Franklin Rising Dividends VIP Fund - Class 1
	2024	39.028	to	39.028	7,866	307,006	1.19	0.60	to	0.60	10.37	to	10.37
	2023	35.361	to	35.361	8,257	291,987	1.11	0.60	to	0.60	11.72	to	11.72
	2022	31.651	to	31.651	8,761	277,306	0.87	0.60	to	0.60	(10.88)	to	(10.88)
	2021	35.515	to	35.515	15,639	555,416	1.09	0.60	to	0.60	26.34	to	26.34
	2020	28.111	to	28.111	12,088	339,791	1.47	0.60	to	0.60	15.54	to	15.54
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2024	29.538	to	29.538	2,950	87,157	—	1.25	to	1.25	9.65	to	9.65
	2023	26.938	to	26.938	3,287	88,546	—	1.25	to	1.25	25.16	to	25.16
	2022	21.522	to	21.522	4,150	89,333	—	1.25	to	1.25	(34.51)	to	(34.51)
	2021	32.865	to	32.865	5,551	182,443	—	1.25	to	1.25	8.65	to	8.65
	2020	30.249	to	30.249	11,089	335,453	—	1.25	to	1.25	53.17	to	53.17
Franklin Strategic Income VIP Fund - Class 1
	2024	13.246	to	13.246	15,956	211,356	4.50	0.60	to	0.60	3.70	to	3.70
	2023	12.774	to	12.774	16,697	213,287	4.67	0.60	to	0.60	7.72	to	7.72
	2022	11.858	to	11.858	16,879	200,156	4.38	0.60	to	0.60	(11.00)	to	(11.00)
	2021	13.323	to	13.323	17,052	227,177	3.54	0.60	to	0.60	1.67	to	1.67
	2020	13.104	to	13.104	18,432	241,530	5.05	0.60	to	0.60	3.14	to	3.14
Franklin U.S. Government Securities VIP Fund - Class 1
	2024	10.265	to	10.265	1,344	13,798	3.28	0.60	to	0.60	0.88	to	0.88
	2023	10.175	to	10.175	1,179	11,993	2.44	0.60	to	0.60	4.13	to	4.13

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin U.S. Government Securities VIP Fund - Class 1 (continued)
	2022	$9.771	to	$9.771	1,776	$17,357	2.76%	0.60%	to	0.60%	(10.04)%	to	(10.04)%
	2021	10.861	to	10.861	4,568	49,611	2.64	0.60	to	0.60	(2.21)	to	(2.21)
	2020	11.106	to	11.106	4,317	47,943	3.65	0.60	to	0.60	3.46	to	3.46
Franklin U.S. Government Securities VIP Fund - Class 2
	2024	15.296	to	15.296	2,421	37,031	3.07	1.25	to	1.25	0.10	to	0.10
	2023	15.281	to	15.281	2,561	39,128	2.71	1.25	to	1.25	3.17	to	3.17
	2022	14.811	to	14.811	2,617	38,756	2.45	1.25	to	1.25	(10.87)	to	(10.87)
	2021	16.618	to	16.618	3,298	54,803	2.78	1.25	to	1.25	(3.05)	to	(3.05)
	2020	17.140	to	17.140	4,551	77,997	3.43	1.25	to	1.25	2.54	to	2.54
Invesco American Franchise Fund I
	2024	42.128	to	42.128	4,679	197,102	—	1.25	to	1.25	33.20	to	33.20
	2023	31.627	to	31.627	4,788	151,414	—	1.25	to	1.25	39.18	to	39.18
	2022	22.723	to	22.723	4,900	111,346	—	1.25	to	1.25	(31.97)	to	(31.97)
	2021	33.401	to	33.401	5,053	168,783	—	1.25	to	1.25	10.54	to	10.54
	2020	30.217	to	30.217	7,440	224,809	0.07	1.25	to	1.25	40.58	to	40.58
Invesco EQV International Equity I
	2024	19.314	to	19.314	9,496	183,408	1.77	0.60	to	0.60	0.01	to	0.01
	2023	19.312	to	19.312	9,496	183,389	0.20	0.60	to	0.60	17.44	to	17.44
	2022	16.444	to	16.444	9,862	162,162	1.74	0.60	to	0.60	(18.80)	to	(18.80)
	2021	20.250	to	20.250	9,862	199,692	1.28	0.60	to	0.60	5.25	to	5.25
	2020	19.239	to	19.239	9,862	189,720	2.45	0.60	to	0.60	13.32	to	13.32
Invesco EQV International Equity II
	2024	18.490	to	18.490	2,521	46,612	1.56	1.25	to	1.25	(0.91)	to	(0.91)
	2023	18.660	to	18.660	2,592	48,369	—	1.25	to	1.25	16.41	to	16.41
	2022	16.030	to	16.030	2,734	43,833	1.16	1.25	to	1.25	(19.52)	to	(19.52)
	2021	19.917	to	19.917	3,839	76,463	1.08	1.25	to	1.25	4.29	to	4.29
	2020	19.097	to	19.097	4,143	79,123	2.12	1.25	to	1.25	12.33	to	12.33
Invesco Global Real Estate
	2024	14.645	to	34.640	1,834	63,557	2.54	0.60	to	1.25	(2.39)	to	(3.03)
	2023	15.004	to	35.722	1,923	68,700	1.50	0.60	to	1.25	8.40	to	7.70
	2022	13.841	to	33.169	2,150	67,468	2.04	0.60	to	1.25	(25.39)	to	(25.87)
	2021	18.550	to	44.742	7,487	191,009	2.05	0.60	to	1.25	24.96	to	24.15
	2020	14.845	to	36.039	12,833	248,936	4.51	0.60	to	1.25	(12.84)	to	(13.41)
Janus Henderson Enterprise Portfolio[1]
	2024	48.341	to	48.341	—	—	—	0.60	to	0.60	14.91	to	14.91
	2023	42.069	to	42.069	—	—	—	0.60	to	0.60	17.37	to	17.37
	2022	35.844	to	35.844	407	14,608	0.20	0.60	to	0.60	(16.44)	to	(16.44)
	2021	42.897	to	42.897	407	17,480	0.35	0.60	to	0.60	16.13	to	16.13
	2020	36.938	to	36.938	823	30,391	0.11	0.60	to	0.60	18.76	to	18.76
Janus Henderson Flexible Bond
	2024	11.812	to	11.812	17,737	209,499	4.94	0.60	to	0.60	1.35	to	1.35
	2023	11.655	to	11.655	17,879	208,383	4.28	0.60	to	0.60	4.88	to	4.88
	2022	11.113	to	11.113	18,080	200,927	2.49	0.60	to	0.60	(14.18)	to	(14.18)
	2021	12.949	to	12.949	18,267	236,529	1.83	0.60	to	0.60	(1.49)	to	(1.49)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Janus Henderson Flexible Bond (continued)
	2020	$13.145	to	$13.145	28,107	$369,471	2.92%	0.60%	to	0.60%	9.83%	to	9.83%
Janus Henderson Mid Cap Value Portfolio
	2024	28.739	to	28.739	137	3,930	0.98	0.60	to	0.60	12.42	to	12.42
	2023	25.563	to	25.563	137	3,496	1.13	0.60	to	0.60	10.73	to	10.73
	2022	23.085	to	23.085	137	3,155	0.13	0.60	to	0.60	(6.12)	to	(6.12)
	2021	24.591	to	24.591	4,405	108,334	0.45	0.60	to	0.60	19.01	to	19.01
	2020	20.663	to	20.663	4,580	94,637	1.02	0.60	to	0.60	(1.52)	to	(1.52)
LVIP American Century Balanced Fund Standard Class II1
	2024	30.043	to	30.043	4,383	131,674	2.06	1.25	to	1.25	10.67	to	10.67
	2023	27.147	to	27.147	4,518	122,648	1.94	1.25	to	1.25	14.97	to	14.97
	2022	23.613	to	23.613	4,574	107,999	1.20	1.25	to	1.25	(18.29)	to	(18.29)
	2021	28.900	to	28.900	4,834	139,711	0.71	1.25	to	1.25	14.33	to	14.33
	2020	25.277	to	25.277	9,445	238,753	1.17	1.25	to	1.25	11.13	to	11.13
LVIP American Century International Fund Standard Class II1
	2024	17.678	to	17.678	12,239	216,356	1.61	1.25	to	1.25	1.32	to	1.32
	2023	17.447	to	17.447	12,486	217,840	1.37	1.25	to	1.25	11.18	to	11.18
	2022	15.693	to	15.693	12,876	202,066	1.46	1.25	to	1.25	(25.69)	to	(25.69)
	2021	21.118	to	21.118	13,380	282,551	0.16	1.25	to	1.25	7.40	to	7.40
	2020	19.663	to	19.663	18,824	370,141	0.48	1.25	to	1.25	24.32	to	24.32
LVIP American Century Mid Cap Value Fund Standard Class II1
	2024	33.579	to	33.579	145	4,870	2.58	0.60	to	0.60	8.07	to	8.07
	2023	31.071	to	31.071	145	4,506	2.36	0.60	to	0.60	5.50	to	5.50
	2022	29.451	to	29.451	483	14,235	2.29	0.60	to	0.60	(1.78)	to	(1.78)
	2021	29.985	to	29.985	967	28,990	1.17	0.60	to	0.60	22.47	to	22.47
	2020	24.484	to	24.484	967	23,671	1.77	0.60	to	0.60	0.60	to	0.60
LVIP American Century Value Fund Standard Class II1
	2024	33.123	to	43.414	10,841	372,445	2.97	0.60	to	1.25	8.82	to	8.11
	2023	30.438	to	40.156	11,102	353,096	2.39	0.60	to	1.25	8.45	to	7.75
	2022	28.067	to	37.269	11,427	338,086	1.99	0.60	to	1.25	(0.06)	to	(0.70)
	2021	28.083	to	37.533	20,650	601,605	1.73	0.60	to	1.25	23.76	to	22.96
	2020	22.691	to	30.524	22,344	525,647	4.21	0.60	to	1.25	0.38	to	(0.27)
LVIP JPMorgan Mid Cap Value Fund - Standard Class
	2024	33.460	to	63.159	7,499	321,950	1.27	0.60	to	1.25	13.60	to	12.86
	2023	29.455	to	55.963	7,548	286,989	3.18	0.60	to	1.25	10.25	to	9.54
	2022	26.717	to	51.089	8,123	277,729	0.96	0.60	to	1.25	(8.71)	to	(9.30)
	2021	29.265	to	56.326	8,763	328,035	0.99	0.60	to	1.25	29.11	to	28.27
	2020	22.667	to	43.911	12,383	366,286	1.44	0.60	to	1.25	(0.23)	to	(0.88)
LVIP JPMorgan U.S. Equity Fund - Standard Class
	2024	46.137	to	46.137	1,284	59,247	0.52	1.25	to	1.25	22.44	to	22.44
	2023	37.682	to	37.682	1,340	50,484	1.56	1.25	to	1.25	25.59	to	25.59
	2022	30.005	to	30.005	1,399	41,981	0.53	1.25	to	1.25	(19.70)	to	(19.70)
	2021	37.367	to	37.367	1,475	55,123	0.73	1.25	to	1.25	27.74	to	27.74

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
LVIP JPMorgan U.S. Equity Fund - Standard Class[1] (continued)
	2020	$29.253	to	$29.253	1,541	$45,084	0.82%	1.25%	to	1.25%	23.70%	to	23.70%
LVIP Macquarie SMID Cap Core[1]
	2024	34.559	to	34.559	4,937	170,607	0.62	0.60	to	0.60	14.04	to	14.04
	2023	30.305	to	30.305	4,937	149,604	1.14	0.60	to	0.60	15.76	to	15.76
	2022	26.179	to	26.179	4,937	129,239	0.46	0.60	to	0.60	(14.25)	to	(14.25)
	2021	30.528	to	30.528	4,937	150,709	0.97	0.60	to	0.60	22.44	to	22.44
	2020	24.933	to	24.933	6,828	170,239	0.52	0.60	to	0.60	10.42	to	10.42
Macquarie VIP Emerging Markets Series - Standard Class[1]
	2024	16.249	to	16.249	12,472	202,656	2.59	0.60	to	0.60	4.46	to	4.46
	2023	15.555	to	15.555	12,472	194,011	1.58	0.60	to	0.60	13.11	to	13.11
	2022	13.752	to	13.752	12,696	174,590	4.05	0.60	to	0.60	(28.02)	to	(28.02)
	2021	19.105	to	19.105	31,446	600,772	0.18	0.60	to	0.60	(3.42)	to	(3.42)
	2020	19.781	to	19.781	9,852	194,888	0.77	0.60	to	0.60	24.34	to	24.34
Macquarie VIP Small Cap Value Series - Standard Class[1]
	2024	29.957	to	29.957	2,275	68,148	1.33	0.60	to	0.60	10.65	to	10.65
	2023	27.074	to	27.074	2,285	61,868	0.95	0.60	to	0.60	8.79	to	8.79
	2022	24.886	to	24.886	2,283	56,826	0.82	0.60	to	0.60	(12.61)	to	(12.61)
	2021	28.478	to	28.478	2,284	65,054	0.82	0.60	to	0.60	33.61	to	33.61
	2020	21.314	to	21.314	2,295	48,917	1.35	0.60	to	0.60	(2.49)	to	(2.49)
Merger VL
	2024	13.683	to	13.683	1,620	22,171	1.50	0.60	to	0.60	2.81	to	2.81
	2023	13.309	to	13.309	2,104	27,996	1.78	0.60	to	0.60	3.72	to	3.72
	2022	12.832	to	12.832	2,475	31,762	1.55	0.60	to	0.60	0.28	to	0.28
	2021	12.796	to	12.796	2,475	31,660	—	0.60	to	0.60	0.48	to	0.48
	2020	12.735	to	12.735	2,475	31,510	—	0.60	to	0.60	6.74	to	6.74
MFS Growth Series[1]
	2024	60.992	to	60.992	—	—	—	0.60	to	0.60	30.67	to	30.67
	2023	46.675	to	46.675	—	—	—	0.60	to	0.60	35.05	to	35.05
	2022	34.560	to	34.560	—	—	—	0.60	to	0.60	(32.04)	to	(32.04)
	2021	50.857	to	50.857	4,263	216,795	—	0.60	to	0.60	22.80	to	22.80
	2020	41.416	to	41.416	4,437	183,775	—	0.60	to	0.60	31.07	to	31.07
MFS International Growth Portfolio
	2024	24.572	to	24.572	104	2,561	0.98	0.60	to	0.60	8.34	to	8.34
	2023	22.680	to	22.680	104	2,364	1.39	0.60	to	0.60	14.03	to	14.03
	2022	19.889	to	19.889	376	7,470	0.61	0.60	to	0.60	(15.46)	to	(15.46)
	2021	23.526	to	23.526	376	8,835	0.51	0.60	to	0.60	8.61	to	8.61
	2020	21.661	to	21.661	376	8,135	1.45	0.60	to	0.60	15.14	to	15.14
MFS International Intrinsic Value Portfolio
	2024	28.196	to	28.196	11,960	337,237	1.36	0.60	to	0.60	6.60	to	6.60
	2023	26.450	to	26.450	11,970	316,600	0.72	0.60	to	0.60	16.95	to	16.95
	2022	22.616	to	22.616	12,631	285,667	0.64	0.60	to	0.60	(24.02)	to	(24.02)
	2021	29.764	to	29.764	22,803	678,705	0.24	0.60	to	0.60	9.90	to	9.90
	2020	27.084	to	27.084	4,099	111,011	0.88	0.60	to	0.60	19.80	to	19.80

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
MFS New Discovery Series
	2024	$32.610	to	$32.610	290	$9,469	—%	0.60%	to	0.60%	6.08%	to	6.08%
	2023	30.741	to	30.741	290	8,926	—	0.60	to	0.60	13.73	to	13.73
	2022	27.03	to	27.03	454	12,285	—	0.60	to	0.60	(30.18)	to	(30.18)
	2021	38.713	to	38.713	454	17,598	—	0.60	to	0.60	1.19	to	1.19
	2020	38.257	to	38.257	454	17,394	—	0.60	to	0.60	45.02	to	45.02
MFS Utilities Series
	2024	25.822	to	25.822	2,816	72,725	2.33	0.60	to	0.60	10.99	to	10.99
	2023	23.266	to	23.266	2,999	69,772	3.58	0.60	to	0.60	(2.69)	to	(2.69)
	2022	23.910	to	23.910	3,318	79,339	2.52	0.60	to	0.60	0.15	to	0.15
	2021	23.873	to	23.873	4,186	99,936	1.76	0.60	to	0.60	13.41	to	13.41
	2020	21.05	to	21.05	4,133	87,012	2.51	0.60	to	0.60	5.27	to	5.27
PIMCO All Asset Institutional Class
	2024	16.073	to	16.073	1,184	19,032	6.54	0.60	to	0.60	3.32	to	3.32
	2023	15.556	to	15.556	1,124	17,484	3.07	0.60	to	0.60	7.64	to	7.64
	2022	14.452	to	14.452	1,101	15,912	7.21	0.60	to	0.60	(12.19)	to	(12.19)
	2021	16.458	to	16.458	23,346	384,216	11.11	0.60	to	0.60	15.72	to	15.72
	2020	14.222	to	14.222	23,758	337,900	4.89	0.60	to	0.60	7.52	to	7.52
PIMCO CommodityRealReturn Strat. Institutional Class
	2024	8.466	to	8.466	2,134	18,066	2.39	0.60	to	0.60	3.71	to	3.71
	2023	8.163	to	8.163	2,134	17,420	16.25	0.60	to	0.60	(8.29)	to	(8.29)
	2022	8.901	to	8.901	2,134	18,996	21.09	0.60	to	0.60	8.14	to	8.14
	2021	8.231	to	8.231	2,134	17,566	4.44	0.60	to	0.60	32.67	to	32.67
	2020	6.204	to	6.204	2,134	13,241	6.59	0.60	to	0.60	0.89	to	0.89
PIMCO Dynamic Bond - Institutional Class[1]
	2024	12.929	to	12.929	—	—	0.27	0.60	to	0.60	5.13	to	5.13
	2023	12.298	to	12.298	651	7,995	3.86	0.60	to	0.60	6.62	to	6.62
	2022	11.534	to	11.534	651	7,500	2.09	0.60	to	0.60	(6.78)	to	(6.78)
	2021	12.373	to	12.373	10,999	136,082	2.23	0.60	to	0.60	0.83	to	0.83
	2020	12.271	to	12.271	14,587	178,985	2.92	0.60	to	0.60	4.35	to	4.35
PIMCO Emerging Markets Bond Institutional Class
	2024	13.687	to	13.687	1,611	22,035	6.59	0.60	to	0.60	7.04	to	7.04
	2023	12.787	to	12.787	1,573	20,106	5.86	0.60	to	0.60	10.61	to	10.61
	2022	11.560	to	11.560	1,951	22,545	4.80	0.60	to	0.60	(16.09)	to	(16.09)
	2021	13.776	to	13.776	11,167	153,846	4.63	0.60	to	0.60	(3.00)	to	(3.00)
	2020	14.202	to	14.202	13,320	189,187	4.75	0.60	to	0.60	6.22	to	6.22
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class
	2024	9.847	to	9.847	128	1,265	3.68	0.60	to	0.60	(0.96)	to	(0.96)
	2023	9.942	to	9.942	128	1,277	2.40	0.60	to	0.60	4.78	to	4.78
	2022	9.488	to	9.488	128	1,218	1.41	0.60	to	0.60	(11.40)	to	(11.40)
	2021	10.709	to	10.709	22,026	235,870	5.12	0.60	to	0.60	(4.59)	to	(4.59)
	2020	11.224	to	11.224	22,792	255,817	2.62	0.60	to	0.60	9.62	to	9.62
PIMCO Low Duration Institutional Class
	2024	11.121	to	11.121	8,112	90,208	4.14	0.60	to	0.60	4.02	to	4.02

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
PIMCO Low Duration Institutional Class (Continued)
	2023	$10.691	to	$10.691	8,112	$86,721	3.75%	0.60%	to	0.60%	4.51%	to	4.51%
	2022	10.230	to	10.230	8,112	82,985	1.83	0.60	to	0.60	(6.16)	to	(6.16)
	2021	10.902	to	10.902	8,112	88,436	0.66	0.60	to	0.60	(1.38)	to	(1.38)
	2020	11.054	to	11.054	11,616	128,396	1.32	0.60	to	0.60	2.53	to	2.53
PIMCO Real Return Institutional Class
	2024	11.233	to	11.233	2,870	32,229	2.76	0.60	to	0.60	1.67	to	1.67
	2023	11.048	to	11.048	2,870	31,699	3.15	0.60	to	0.60	3.20	to	3.20
	2022	10.705	to	10.705	3,229	34,562	7.21	0.60	to	0.60	(12.30)	to	(12.30)
	2021	12.206	to	12.206	3,742	45,671	5.10	0.60	to	0.60	5.11	to	5.11
	2020	11.613	to	11.613	3,742	43,451	1.58	0.60	to	0.60	11.21	to	11.21
PIMCO StocksPLUS Global Portfolio Institutional Class[1]
	2024	25.900	to	25.900	—	—	—	0.60	to	0.60	13.02	to	13.02
	2023	22.916	to	22.916	—	—	1.78	0.60	to	0.60	22.29	to	22.29
	2022	18.739	to	18.739	257	4,819	1.36	0.60	to	0.60	(19.00)	to	(19.00)
	2021	23.135	to	23.135	257	5,951	0.23	0.60	to	0.60	18.80	to	18.80
	2020	19.474	to	19.474	257	5,009	1.30	0.60	to	0.60	12.79	to	12.79
PIMCO Total Return Institutional Class
	2024	11.760	to	11.760	14,072	165,480	4.19	0.60	to	0.60	2.07	to	2.07
	2023	11.522	to	11.522	14,739	169,801	3.71	0.60	to	0.60	5.46	to	5.46
	2022	10.925	to	10.925	19,709	215,325	2.61	0.60	to	0.60	(14.69)	to	(14.69)
	2021	12.806	to	12.806	57,770	739,783	1.97	0.60	to	0.60	(1.71)	to	(1.71)
	2020	13.029	to	13.029	60,139	783,516	2.22	0.60	to	0.60	8.16	to	8.16
Pioneer Bond VCT Class I
	2024	43.434	to	43.434	21,274	924,007	4.49	1.25	to	1.25	1.88	to	1.88
	2023	42.633	to	42.633	22,872	975,136	3.94	1.25	to	1.25	5.63	to	5.63
	2022	40.361	to	40.361	24,732	998,197	2.42	1.25	to	1.25	(15.26)	to	(15.26)
	2021	47.631	to	47.631	29,202	1,390,932	2.21	1.25	to	1.25	(0.87)	to	(0.87)
	2020	48.049	to	48.049	30,459	1,463,519	3.03	1.25	to	1.25	7.35	to	7.35
Pioneer Equity Income VCT Class II
	2024	35.499	to	35.499	1,338	47,493	1.97	1.25	to	1.25	9.59	to	9.59
	2023	32.394	to	32.394	1,356	43,916	1.67	1.25	to	1.25	5.85	to	5.85
	2022	30.605	to	30.605	1,456	44,574	1.55	1.25	to	1.25	(9.08)	to	(9.08)
	2021	33.663	to	33.663	1,510	50,837	1.22	1.25	to	1.25	23.77	to	23.77
	2020	27.197	to	27.197	1,579	42,957	2.40	1.25	to	1.25	(1.50)	to	(1.50)
Pioneer Fund VCT Class I
	2024	261.288	to	261.288	116,171	30,354,132	0.71	1.25	to	1.25	21.12	to	21.12
	2023	215.721	to	215.721	128,623	27,746,712	0.87	1.25	to	1.25	27.33	to	27.33
	2022	169.415	to	169.415	143,544	24,318,468	0.64	1.25	to	1.25	(20.49)	to	(20.49)
	2021	213.083	to	213.083	158,395	33,751,356	0.32	1.25	to	1.25	26.39	to	26.39
	2020	168.587	to	168.587	169,684	28,606,638	0.77	1.25	to	1.25	22.74	to	22.74
Pioneer High Yield VCT Class II
	2024	20.611	to	20.611	892	18,384	5.54	1.25	to	1.25	7.15	to	7.15
	2023	19.236	to	19.236	817	15,708	5.31	1.25	to	1.25	9.62	to	9.62
	2022	17.548	to	17.548	810	14,211	4.81	1.25	to	1.25	(12.54)	to	(12.54)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Pioneer High Yield VCT Class II ( continued)
	2021	$20.063	to	$20.063	1,246	$24,992	4.86%	1.25%	to	1.25%	4.14%	to	4.14%
	2020	19.266	to	19.266	1,181	22,752	5.15	1.25	to	1.25	0.71	to	0.71
Pioneer Mid Cap Value VCT Class I
	2024	69.147	to	69.147	28,184	1,948,815	1.90	1.25	to	1.25	9.55	to	9.55
	2023	63.119	to	63.119	31,238	1,971,681	1.95	1.25	to	1.25	11.06	to	11.06
	2022	56.832	to	56.832	32,817	1,865,069	2.09	1.25	to	1.25	(6.81)	to	(6.81)
	2021	60.985	to	60.985	34,554	2,107,263	0.96	1.25	to	1.25	28.06	to	28.06
	2020	47.622	to	47.622	37,748	1,797,639	1.23	1.25	to	1.25	0.87	to	0.87
Pioneer Select Mid Cap Growth VCT Class I
	2024	186.493	to	186.493	74,088	13,816,937	—	1.25	to	1.25	22.39	to	22.39
	2023	152.382	to	152.382	81,265	12,383,338	—	1.25	to	1.25	17.30	to	17.30
	2022	129.908	to	129.908	88,477	11,493,891	—	1.25	to	1.25	(31.91)	to	(31.91)
	2021	190.800	to	190.800	97,623	18,626,372	—	1.25	to	1.25	6.73	to	6.73
	2020	178.775	to	178.775	109,691	19,609,952	—	1.25	to	1.25	37.44	to	37.44
Pioneer Strategic Income VCT Class I
	2024	13.586	to	13.586	4,888	66,406	4.30	0.60	to	0.60	3.64	to	3.64
	2023	13.109	to	13.109	5,509	72,220	3.86	0.60	to	0.60	7.67	to	7.67
	2022	12.175	to	12.175	5,509	67,070	3.15	0.60	to	0.60	(13.21)	to	(13.21)
	2021	14.028	to	14.028	5,509	77,281	3.28	0.60	to	0.60	1.37	to	1.37
	2020	13.838	to	13.838	5,509	76,234	3.52	0.60	to	0.60	6.88	to	6.88
Pioneer Strategic Income VCT Class II
	2024	17.420	to	17.420	2,738	47,698	4.05	1.25	to	1.25	2.59	to	2.59
	2023	16.981	to	16.981	2,700	45,842	3.61	1.25	to	1.25	6.72	to	6.72
	2022	15.912	to	15.912	2,741	43,609	2.87	1.25	to	1.25	(13.92)	to	(13.92)
	2021	18.486	to	18.486	3,864	71,430	3.04	1.25	to	1.25	0.47	to	0.47
	2020	18.400	to	18.400	4,012	73,810	3.27	1.25	to	1.25	6.04	to	6.04
Royce Capital Micro-Cap[1]
	2024	23.517	to	23.517	—	—	—	0.60	to	0.60	12.99	to	12.99
	2023	20.814	to	20.814	—	—	—	0.60	to	0.60	18.07	to	18.07
	2022	17.628	to	17.628	—	—	—	0.60	to	0.60	(22.90)	to	(22.90)
	2021	22.863	to	22.863	259	5,924	—	0.60	to	0.60	29.20	to	29.20
	2020	17.696	to	17.696	226	4,002	—	0.60	to	0.60	23.05	to	23.05
Royce Capital Small-Cap
	2024	24.709	to	24.709	1,573	38,872	1.24	0.60	to	0.60	2.78	to	2.78
	2023	24.041	to	24.041	1,548	37,208	0.82	0.60	to	0.60	25.17	to	25.17
	2022	19.206	to	19.206	1,692	32,498	0.39	0.60	to	0.60	(9.74)	to	(9.74)
	2021	21.278	to	21.278	1,729	36,784	1.43	0.60	to	0.60	28.05	to	28.05
	2020	16.617	to	16.617	1,884	31,315	1.08	0.60	to	0.60	(7.71)	to	(7.71)
T. Rowe Price All-Cap Opportunities Portfolio
	2024	67.101	to	67.101	13,299	892,378	0.08	0.60	to	0.60	24.40	to	24.40
	2023	53.938	to	53.938	13,356	720,391	0.26	0.60	to	0.60	28.19	to	28.19
	2022	42.075	to	42.075	13,472	566,852	—	0.60	to	0.60	(21.98)	to	(21.98)
	2021	53.928	to	53.928	13,942	751,860	—	0.60	to	0.60	20.07	to	20.07

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
T. Rowe Price All-Cap Opportunities Portfolio (continued)
	2020	$44.912	to	$44.912	27,459	$1,233,246	—%	0.60%	to	0.60%	43.51%	to	43.51%
T. Rowe Price Blue Chip Growth
	2024	59.717	to	59.717	13,732	820,064	—	0.60	to	0.60	34.69	to	34.69
	2023	44.335	to	44.335	13,959	618,858	—	0.60	to	0.60	48.40	to	48.40
	2022	29.875	to	29.875	13,703	409,373	—	0.60	to	0.60	(38.87)	to	(38.87)
	2021	48.872	to	48.872	21,979	1,074,154	—	0.60	to	0.60	16.92	to	16.92
	2020	41.800	to	41.800	22,197	927,816	—	0.60	to	0.60	33.48	to	33.48
T. Rowe Price Equity Income Portfolio
	2024	31.650	to	31.650	12,871	407,373	1.84	0.60	to	0.60	11.03	to	11.03
	2023	28.506	to	28.506	12,930	368,583	2.10	0.60	to	0.60	8.89	to	8.89
	2022	26.179	to	26.179	13,178	345,002	1.79	0.60	to	0.60	(3.92)	to	(3.92)
	2021	27.247	to	27.247	20,302	553,188	1.57	0.60	to	0.60	24.80	to	24.80
	2020	21.833	to	21.833	20,784	453,780	2.33	0.60	to	0.60	0.58	to	0.58
T. Rowe Price Health Sciences Portfolio
	2024	45.453	to	45.453	14,518	659,902	—	0.60	to	0.60	1.04	to	1.04
	2023	44.984	to	44.984	14,565	655,175	—	0.60	to	0.60	2.35	to	2.35
	2022	43.953	to	43.953	14,828	651,742	—	0.60	to	0.60	(13.00)	to	(13.00)
	2021	50.518	to	50.518	17,686	893,481	—	0.60	to	0.60	12.42	to	12.42
	2020	44.935	to	44.935	19,479	875,281	—	0.60	to	0.60	28.85	to	28.85
T. Rowe Price International Stock Portfolio
	2024	19.883	to	19.883	14,204	282,421	0.95	0.60	to	0.60	2.63	to	2.63
	2023	19.374	to	19.374	14,269	276,439	1.01	0.60	to	0.60	15.55	to	15.55
	2022	16.767	to	16.767	14,321	240,120	0.79	0.60	to	0.60	(16.32)	to	(16.32)
	2021	20.037	to	20.037	14,366	287,847	0.54	0.60	to	0.60	0.72	to	0.72
	2020	19.894	to	19.894	15,945	317,225	0.59	0.60	to	0.60	13.76	to	13.76
Templeton Developing Markets VIP Fund - Class 2
	2024	27.043	to	27.043	1,076	29,105	3.98	1.25	to	1.25	6.33	to	6.33
	2023	25.434	to	25.434	1,048	26,648	2.07	1.25	to	1.25	11.23	to	11.23
	2022	22.867	to	22.867	1,083	24,761	2.73	1.25	to	1.25	(22.95)	to	(22.95)
	2021	29.679	to	29.679	1,000	29,680	0.87	1.25	to	1.25	(6.91)	to	(6.91)
	2020	31.882	to	31.882	1,065	33,955	2.92	1.25	to	1.25	15.73	to	15.73
Templeton Global Bond VIP Fund - Class 1
	2024	8.958	to	8.958	2,384	21,358	—	0.60	to	0.60	(11.67)	to	(11.67)
	2023	10.141	to	10.141	2,397	24,307	—	0.60	to	0.60	2.58	to	2.58
	2022	9.886	to	9.886	2,701	26,700	—	0.60	to	0.60	(5.42)	to	(5.42)
	2021	10.452	to	10.452	11,512	120,320	—	0.60	to	0.60	(5.20)	to	(5.20)
	2020	11.025	to	11.025	11,019	121,478	8.23	0.60	to	0.60	(5.64)	to	(5.64)
Templeton Growth VIP Fund - Class 2
	2024	21.801	to	21.801	2,123	46,281	0.95	1.25	to	1.25	4.09	to	4.09

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Templeton Growth VIP Fund - Class 2 (continued)
	2023	$20.945	to	$20.945	2,158	$45,189	3.30%	1.25%	to	1.25%	19.51%	to	19.51%
	2022	17.525	to	17.525	2,293	40,192	0.16	1.25	to	1.25	(12.60)	to	(12.60)
	2021	20.052	to	20.052	2,341	46,949	1.11	1.25	to	1.25	3.57	to	3.57
	2020	19.361	to	19.361	2,414	46,733	3.03	1.25	to	1.25	4.48	to	4.48
TVST Touchstone Common Stock Fund
	2024	47.124	to	47.124	2,073	97,672	0.67	0.60	to	0.60	20.75	to	20.75
	2023	39.027	to	39.027	2,073	80,889	0.45	0.60	to	0.60	25.90	to	25.90
	2022	30.999	to	30.999	2,073	64,250	0.42	0.60	to	0.60	(18.15)	to	(18.15)
	2021	37.872	to	37.872	2,073	78,496	0.56	0.60	to	0.60	27.08	to	27.08
	2020	29.801	to	29.801	2,263	67,449	0.65	0.60	to	0.60	22.94	to	22.94
VanEck Global Resources Fund
	2024	10.160	to	10.160	24,483	248,742	2.61	0.60	to	0.60	(3.41)	to	(3.41)
	2023	10.519	to	10.519	24,483	257,543	2.84	0.60	to	0.60	(4.16)	to	(4.16)
	2022	10.976	to	10.976	24,829	272,520	1.25	0.60	to	0.60	7.75	to	7.75
	2021	10.187	to	10.187	52,005	529,760	0.48	0.60	to	0.60	18.21	to	18.21
	2020	8.618	to	8.618	34,326	295,809	0.94	0.60	to	0.60	18.41	to	18.41
Vanguard Balanced
	2024	29.179	to	29.179	17,650	515,001	2.25	0.60	to	0.60	14.11	to	14.11
	2023	25.571	to	25.571	17,556	448,929	2.07	0.60	to	0.60	13.64	to	13.64
	2022	22.501	to	22.501	19,769	444,828	2.24	0.60	to	0.60	(14.81)	to	(14.81)
	2021	26.414	to	26.414	59,675	1,576,232	2.19	0.60	to	0.60	18.31	to	18.31
	2020	22.327	to	22.327	87,161	1,946,053	1.85	0.60	to	0.60	10.02	to	10.02
Vanguard Capital Growth
	2024	54.000	to	54.000	1,476	79,723	1.11	0.60	to	0.60	12.73	to	12.73
	2023	47.903	to	47.903	1,505	72,086	1.02	0.60	to	0.60	27.22	to	27.22
	2022	37.654	to	37.654	1,934	72,825	1.02	0.60	to	0.60	(15.99)	to	(15.99)
	2021	44.821	to	44.821	2,720	121,929	0.97	0.60	to	0.60	20.81	to	20.81
	2020	37.099	to	37.099	3,401	126,158	1.32	0.60	to	0.60	16.77	to	16.77
Vanguard Equity Income
	2024	37.079	to	37.079	105,424	3,908,991	2.84	0.60	to	0.60	14.43	to	14.43
	2023	32.404	to	32.404	106,244	3,442,721	2.67	0.60	to	0.60	7.45	to	7.45
	2022	30.156	to	30.156	108,382	3,268,398	2.64	0.60	to	0.60	(1.26)	to	(1.26)
	2021	30.540	to	30.540	115,200	3,518,159	1.89	0.60	to	0.60	24.58	to	24.58
	2020	24.514	to	24.514	115,926	2,841,861	2.89	0.60	to	0.60	2.63	to	2.63
Vanguard Equity Index
	2024	50.457	to	50.457	6,286	317,152	1.28	0.60	to	0.60	24.09	to	24.09
	2023	40.662	to	40.662	6,325	257,173	1.40	0.60	to	0.60	25.36	to	25.36
	2022	32.436	to	32.436	6,356	206,146	1.27	0.60	to	0.60	(18.72)	to	(18.72)
	2021	39.905	to	39.905	4,304	171,770	1.29	0.60	to	0.60	27.78	to	27.78

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard Equity Index (continued)
	2020	$31.229	to	$31.229	7,576	$236,602	1.67%	0.60%	to	0.60%	17.50%	to	17.50%
Vanguard High Yield Bond
	2024	17.092	to	17.092	10,483	179,182	5.57	0.60	to	0.60	5.81	to	5.81
	2023	16.154	to	16.154	10,522	169,976	4.53	0.60	to	0.60	11.00	to	11.00
	2022	14.553	to	14.553	8,850	128,801	5.83	0.60	to	0.60	(9.91)	to	(9.91)
	2021	16.153	to	16.153	34,507	557,388	4.17	0.60	to	0.60	3.06	to	3.06
	2020	15.674	to	15.674	34,525	541,128	5.42	0.60	to	0.60	5.04	to	5.04
Vanguard International
	2024	28.150	to	28.150	1,936	54,494	1.19	0.60	to	0.60	8.36	to	8.36
	2023	25.979	to	25.979	1,949	50,637	1.77	0.60	to	0.60	13.97	to	13.97
	2022	22.795	to	22.795	7,369	167,968	1.46	0.60	to	0.60	(30.54)	to	(30.54)
	2021	32.817	to	32.817	13,006	426,814	0.27	0.60	to	0.60	(2.13)	to	(2.13)
	2020	33.531	to	33.531	13,016	436,433	0.73	0.60	to	0.60	56.64	to	56.64
Vanguard Mid-Cap Index
	2024	38.301	to	38.301	2,567	98,328	1.37	0.60	to	0.60	14.38	to	14.38
	2023	33.485	to	33.485	2,567	85,965	1.40	0.60	to	0.60	15.14	to	15.14
	2022	29.082	to	29.082	2,765	80,409	1.21	0.60	to	0.60	(19.31)	to	(19.31)
	2021	36.040	to	36.040	5,463	196,898	1.08	0.60	to	0.60	23.61	to	23.61
	2020	29.156	to	29.156	5,779	168,488	1.55	0.60	to	0.60	17.37	to	17.37
Vanguard Real Estate Index
	2024	21.127	to	21.127	17,369	366,960	3.12	0.60	to	0.60	4.11	to	4.11
	2023	20.293	to	20.293	17,452	354,155	2.47	0.60	to	0.60	11.03	to	11.03
	2022	18.277	to	18.277	14,418	263,509	2.25	0.60	to	0.60	(26.74)	to	(26.74)
	2021	24.947	to	24.947	31,449	784,549	2.10	0.60	to	0.60	39.37	to	39.37
	2020	17.900	to	17.900	36,385	651,293	2.60	0.60	to	0.60	(5.42)	to	(5.42)
Vanguard Short Term Investment Grade
	2024	12.190	to	12.190	16,345	199,249	3.12	0.60	to	0.60	4.26	to	4.26
	2023	11.692	to	11.692	6,032	70,529	2.99	0.60	to	0.60	5.52	to	5.52
	2022	11.080	to	11.080	40,747	451,472	2.36	0.60	to	0.60	(6.28)	to	(6.28)
	2021	11.823	to	11.823	62,961	744,383	1.84	0.60	to	0.60	(1.05)	to	(1.05)
	2020	11.948	to	11.948	150,996	1,804,135	2.86	0.60	to	0.60	4.86	to	4.86
Vanguard Small Company Growth
	2024	35.400	to	35.400	607	21,510	0.53	0.60	to	0.60	10.71	to	10.71
	2023	31.976	to	31.976	607	19,430	0.40	0.60	to	0.60	18.94	to	18.94
	2022	26.885	to	26.885	607	16,338	0.26	0.60	to	0.60	(25.80)	to	(25.80)
	2021	36.233	to	36.233	505	18,322	0.35	0.60	to	0.60	13.53	to	13.53
	2020	31.914	to	31.914	570	18,186	0.97	0.60	to	0.60	22.45	to	22.45
Vanguard Total Bond Market Index
	2024	11.037	to	11.037	42,012	463,709	2.78	0.60	to	0.60	0.63	to	0.63

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard Total Bond Market Index (continued)
	2023	$10.968	to	$10.968	41,987	$460,521	2.30%	0.60%	to	0.60%	4.95%	to	4.95%
	2022	10.451	to	10.451	32,250	337,043	2.16	0.60	to	0.60	(13.74)	to	(13.74)
	2021	12.115	to	12.115	33,538	406,296	2.58	0.60	to	0.60	(2.30)	to	(2.30)
	2020	12.400	to	12.400	70,395	872,932	2.60	0.60	to	0.60	6.93	to	6.93
Vanguard Total Stock Market Index
	2024	48.152	to	48.152	5,014	241,425	1.27	0.60	to	0.60	22.97	to	22.97
	2023	39.158	to	39.158	6,972	272,996	1.04	0.60	to	0.60	25.20	to	25.20
	2022	31.277	to	31.277	5,982	187,095	1.39	0.60	to	0.60	(20.07)	to	(20.07)
	2021	39.131	to	39.131	17,458	683,134	1.27	0.60	to	0.60	24.89	to	24.89
	2020	31.333	to	31.333	20,254	634,620	1.43	0.60	to	0.60	19.83	to	19.83
Virtus Duff & Phelps Real Estate Securities Series I
	2024	20.593	to	20.593	181	3,732	2.35	0.60	to	0.60	10.48	to	10.48
	2023	18.639	to	18.639	181	3,378	1.72	0.60	to	0.60	10.65	to	10.65
	2022	16.845	to	16.845	336	5,677	1.32	0.60	to	0.60	(26.34)	to	(26.34)
	2021	22.870	to	22.870	336	7,705	1.06	0.60	to	0.60	45.99	to	45.99
	2020	15.665	to	15.665	336	5,288	1.31	0.60	to	0.60	(1.92)	to	(1.92)
Virtus KAR Small-Cap Growth Series I
	2024	49.493	to	49.493	823	40,734	—	0.60	to	0.60	9.33	to	9.33
	2023	45.268	to	45.268	823	37,256	—	0.60	to	0.60	19.28	to	19.28
	2022	37.951	to	37.951	1,013	38,463	—	0.60	to	0.60	(30.56)	to	(30.56)
	2021	54.655	to	54.655	1,013	55,392	—	0.60	to	0.60	4.58	to	4.58
	2020	52.260	to	52.260	1,462	76,392	—	0.60	to	0.60	44.15	to	44.15
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2024	31.429	to	31.429	583	18,321	1.06	1.25	to	1.25	0.87	to	0.87
	2023	31.159	to	31.159	622	19,375	1.95	1.25	to	1.25	5.48	to	5.48
	2022	29.539	to	29.539	661	19,537	—	1.25	to	1.25	(26.81)	to	(26.81)
	2021	40.361	to	40.361	704	28,435	—	1.25	to	1.25	(10.96)	to	(10.96)
	2020	45.331	to	45.331	750	33,982	0.61	1.25	to	1.25	32.08	to	32.08
1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Funds, net of management fees assessed by the Mutual Fund manager, divided by the trading days' average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Fund, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Resource Variable Account B
Notes to Financial Statements
7.SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 23, 2025, the date which the Separate Account's financial statements were available to be issued.